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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145
                  ---------------------------------------------

                           Clearwater Investment Trust
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
    ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Richard T. Holm, Esq.
                                  Legal Counsel
                           Fiduciary Counselling, Inc.
                  2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
                     (Name and address of agent for service)

                                    Copy to:

                             Michelle H. Rhee, Esq.
                               Hale and Dorr, LLP
                                 60 State Street
                           Boston, Massachusetts 02109
    ------------------------------------------------------------------------
                    (Name and address for agent for service)

               Registrant's telephone number, including area code:
                                  651-228-0935

Date of fiscal year end:  December 31, 2003

Date of reporting period:  December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1.  Reports to Stockholders.




--------------------------------------------------------------------------------
                           CLEARWATER INVESTMENT TRUST
--------------------------------------------------------------------------------


                                February 12, 2004



On December 31, 2003, the net asset value of the Clearwater Growth Fund was $22.66 per unit. The net asset value of the Clearwater Small Cap Fund was $18.35 per unit. On a total return basis for 2003, the Clearwater Growth Fund increased by 29.5% and the Clearwater Small Cap Fund increased by 58.7%. For comparative purposes, the Russell 1000 increased by 29.9% and the Russell 2000 increased by 47.3%. For the fourth quarter, the Clearwater Growth Fund increased 12.2% and the Clearwater Small Cap Fund increased 17.0%. The Russell 1000 increased 12.3% and the Russell 2000 increased 14.5%.

On December 31, 2003, the net asset value of the Clearwater Tax Exempt Bond Fund was $10.12 per unit. On a total return basis for 2003 the fund increased 4.1% with a fourth quarter return of 1.2%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 4.1% for the year with a 0.1% increase in the fourth quarter.

Please note that the funds' investment performances, discussed in this report, do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments:

     Introduction

     The US economy grew at a startling 8.2% annual rate in the third quarter, the fastest gross domestic product expansion since 1984, and is forecast to grow at a 4.4% rate for the year, the most since 1999. Reflecting this robust economic recovery, the US equity market vigorously extended a cyclical rebound that started in March, with the Russell 1000 Index up a sizeable 12.3% in the fourth quarter.

     For the year, the US equity market posted spectacular returns across the board, the smaller capitalization, the better, evidenced by the record breaking 47.3% gain in the small-company Russell 2000 Index. Not that 2003 was without adversity - the war in Iraq, SARS and mutual fund scandals to name a few. Adversity, however, gave way to low interest rates and a tax cut.

     The Russell 1000 Index was up 29.9% in 2003. The Clearwater Growth Fund, which now has a current annualized predicted tracking error of 1%, was up 29.5% during the same time frame. Since inception (November 1, 1997), the portfolio has performed well within its target and has returned an annualized pre-tax return of 5.1% against 4.9% for the Russell 1000 index.

Clearwater Investment Trust
February 12, 2004
Page 2




----------------------------------------- -------------------------------------
                                          Year to date Pre-Tax Performance
----------------------------------------- -------------------------------------
Russell 1000 (Large Cap)                                     29.9%
----------------------------------------- -------------------------------------
Russell Mid Cap                                              40.1%
----------------------------------------- -------------------------------------
Russell Mid Cap Growth                                       42.7%
----------------------------------------- -------------------------------------
Russell 2000 (Small Cap)                                     47.3%
----------------------------------------- -------------------------------------
Clearwater Growth Fund                                       29.8%
----------------------------------------- -------------------------------------

     The Clearwater Growth Fund is broadly diversified and continues to be sector neutral relative to the Russell 1000 index. The breadth and strength of stocks amazed many if not most observers in 2003. Regardless of which way stocks surprise in the New Year, the fund is well positioned to participate with the market.


         [OBJECT OMITTED]

Clearwater Investment Trust
February 12, 2004
Page 3


Kennedy Capital Management, the sub-advisor for the Small Cap Fund, made the following comments:

     After a first half of 2003 that saw the Clearwater Small Cap Fund increase 22.1%, the fund experienced another increase of 29.9% in the second half of the year to end 2003 with annualized performance of 58.7%. This was a much more satisfying result than the negative returns every equity class experienced just a year earlier. Fortunately, the momentum in the Russell 2000 that began in the second quarter continued throughout the rest of 2003 with a returning 47.3% for the year.

     What will be the keys to future small cap equity performance? Clearly the federal tax rate changes in early 2003 had a dramatic, positive effect by lowering the discounting mechanism market analysts used to gauge risk and return in the financial markets. It did not take long for this change in fiscal policy to turn equity fund flows positive and ignite the market throughout 2003. We expect fiscal policy to continue to be a positive for investors in 2004.
     The level of heightened anxiety amongst investors about the Iraqi conflict began to subside in the second quarter. Today Iraq and terrorism remain a serious question mark, but one that may be fading a bit in the mind of many investors.

     Most importantly, 8.2% GDP growth in the third quarter 2003 (along with what will probably be close to 5% GDP growth in the fourth) set the stage for the strong fourth quarter 2003 small cap performance and the early strength we see in January 2004. With a strong stock market and two quarters of very solid economic performance behind us, a solid pickup in 2004 corporate spending is now being priced into equities. Corporate spending growth will serve as a key catalyst for 2004 economic performance and subsequent equity returns. Interest rates, however, are a factor that may not be in our favor for 2004. After three years of extremely accommodative monetary policy, the question now is when the Fed will act to raise rates and by how much in 2004? Interest rates will weigh as a primary concern for investors.

     For Kennedy Capital the key drivers for success in 2003 were solid stock picking and heavy sector allocations in Technology, Consumer Discretionary, and Health Care for the Clearwater Small Cap Fund. These sectors made up on a combined basis 52% of the assets in our portfolio. Fortunately, these three sectors were also the three areas of greatest active contribution versus the Russell 2000 benchmark in 2003. As we move into 2004, the sectors over-weighted in the portfolio versus the benchmark are in Auto and Transportation, Energy, and Health Care, and the greatest under-weights are in Financial Services and Producer Durables. We continue to allow valuation to be our guide in uncovering opportunities. Currently the portfolio characteristics remain attractive. As of the end of the year, the trailing P/E and Price to Book of the portfolio are 21x and 2.13x. This compares to the Russell 2000 trailing P/E and Price to Book of 37x and just over 3x. On forecasted 2004 earnings estimates, the Fund trades at a P/E of 15.2x versus the Russell 2000 of 20.4x.

     In conclusion we think 2004 could be another solid year for small cap performance despite increasing interest rate jitters. Performance will depend on solid stock picking. After huge percentage increases in a number of economically sensitive sub sectors of the stock market in

Clearwater Investment Trust
February 12, 2004
Page 4


     2003, we expect market expectations to be buoyed more by valuation considerations in 2004. We believe fund flows into equity mutual funds should remain strong in 2004, which will be helpful. However, the most important driver for 2004 small cap performance will be a return to spending growth by corporate America after three years of restructuring and down-sizing. This should create a very fertile business environment for small cap companies to grow revenues and increase bottom-line performance. It will be our job to identify and exploit the most attractive opportunities for the Clearwater Small Cap Fund in 2004.

         [OBJECT OMITTED]

Clearwater Investment Trust
February 12, 2004
Page 5

Sit Fixed Income Advisors II, LLC, the sub-adviser for the Tax-Exempt Bond Fund, made the following comments:

     The fixed income markets completed a volatile yet satisfactory year in 2003, with performance being especially strong in long maturity municipal and corporate bonds. Heavy issuance in the government, mortgage and corporate markets, and record issuance in the municipal market has been more than offset by strong cash flows into bond funds, although flows weakened noticeably in the second half of the year. Improved performance in the equity markets, which began in the second quarter, is likely to continue to reduce demand for fixed income products in the near future. With current yields at or near historic lows across the yield curves in both taxable and tax-exempt markets, investors have a strong expectation, which we share, that rates will rise during 2004, thereby reducing returns in the fixed income markets. Strong growth in the economy and a burgeoning federal budget deficit support this expectation, while low inflation and relatively weak employment statistics argue that rates could remain low for some time. While the Fed has stated that rates will remain low for a considerable period, we expect a tightening some time in the middle or latter part of the year.

     As we postulated in our semi-annual report, revenue bonds outperformed general obligation bonds during the second half and for the full year 2003, and higher quality issues outperformed those of lower credit quality. We expect revenue bonds to continue to be strong performers in 2004. General obligation bond performance should improve on a relative basis, however, as many states, with the notable exception of California, have, with the help of the improving economy, adequately addressed their budget problems. The Fund's performance, with its heavy emphasis on revenue bonds, was strong on an absolute basis due to the high current income it produces, and is slightly stronger than that of its benchmark, despite its shorter duration as well as its use of non-rated revenue bonds, neither of which help total return performance in a rallying bond market.

     The economy has rebounded sharply from its very bumpy performance over the past few years, with exceptional growth in the third quarter of 2003. We expect strong growth throughout 2004, with the first half probably being the stronger of the two. Once the recovery firms, absent another economic shock or terrorist event, interest rates are likely to rise. Intermediate and long rates may rise faster than short rates early on, however, given the Fed's commitment to keep the federal funds rate low well into 2004. Given this expectation, we shortened the Fund's average life duration, a measure of the Fund's sensitivity to changes in interest rates, from 4.1 to
     3.4 years during the year, without a significant decrease in yield. For comparison, the Fund's benchmark, the Lehman 5-Year Index, had a duration of 4.1 years at December 31, 2003. The Fund's shorter duration and its use of non-rated bonds have positioned it more defensively for the rise in interest rates that we expect 2004. The Fund's strong yield should continue to produce high tax-exempt income for its shareholders in the current and expected market environment. Investment of new cash flows will be focused on maturities in the 3-15 year range.

Clearwater Investment Trust
February 12, 2004
Page 6

         [OBJECT OMITTED]

Clearwater Investment Trust
February 12, 2004
Page 7

EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds' Independent Trustees

 ======================== ================= ================== =================== ================== ===============
 Name, Address and Age    Positions Held    Term of Office     Principal           Number of          Other
                          with the Funds    and Length of      Occupation(s)       Portfolios in      Directorships
                                            Time Served        During the Last 5   the Fund Complex   Held by the
                                                               Years               Overseen by the    Trustee
                                                                                   Trustee
 ======================== ================= ================== =================== ================== ===============
 Lucy R. Jones (62)       Trustee           Tenure: 4 yrs      Private Investor
 30 East 7th Street,                        Term: Indefinite                               3          None
 Saint Paul, Minnesota
 55101
 ------------------------ ----------------- ------------------ ------------------- ------------------ ---------------
 Lawrence H. King (48)1   Trustee           Tenure: 4 yrs      President and
                                            Term: Indefinite   Chief Executive             3          None
 30 East 7th Street,                                           Officer,
 Saint Paul, Minnesota                                         Treessentials,
 55101                                                         Co., (nursery
                                                               supplies,
                                                               1989-Present)
 ------------------------ ----------------- ------------------ ------------------- ------------------ ---------------
 Charles W. Rasmussen     Trustee           Tenure: 4 yrs      President and
 (37)1                                      Term: Indefinite   Chief Executive             3          None
                                                               Officer, P&G
 30 East 7th Street,                                           Manufacturing,
 Saint Paul, Minnesota                                         Inc. (air
 55101                                                         filtration
                                                               equipment,
                                                               2002-Present) ;

                                                               Financial
                                                               Analyst, U.S.
                                                               Bank, N.A.
                                                               (1998-2001);
 ------------------------ ----------------- ------------------ ------------------- ------------------ ---------------
 Laura E. Rasmussen       Trustee           Tenure: 4  yrs     Private Investor
 (40)1                                      Term: Indefinite                               3          None

 30 East 7th Street,
 Saint Paul, Minnesota
 55101
 ------------------------ ----------------- ------------------ ------------------- ------------------ ---------------

1 Mr. King, Mr. Rasmussen and Ms. Rasmussen are spouses-in-law, and are all nieces or nephews of Mr. Weyerhaeuser (see below).

Clearwater Investment Trust
February 12, 2004
Page 8

Information about the Funds' Officers and Interested Trustee

 ==================== ================== ================== =================== ================== ==================
 Name, Address and    Positions Held     Term of Office     Principal           Number of          Other
 Age                  with the Funds     and Length of      Occupation(s)       Portfolios in      Directorships
                                         Time Served        During the Last 5   the Fund Complex   Held by the
                                                            Years               Overseen by the    Trustee
                                                                                Trustee
 ==================== ================== ================== =================== ================== ==================
 Philip W. Pascoe     President and      Tenure: 7 yrs      Chairman and
 (58)                 Chief Executive    Term Expires:      Chief Executive            N/A         None
                      Officer,           December, 2004     Officer,
 1145 Broadway        Treasurer                             Treasurer,
 Plaza, P.O. Box                                            Clearwater
 1278, Tacoma,                                              Management
 Washington 98402                                           Company
                                                            (1996-Present);

                                                            Managing
                                                            Director, U.S.
                                                            Bank-Piper
                                                            Jaffray, Inc.
                                                            (1996-Present)
 -------------------- ------------------ ------------------ ------------------- ------------------ ------------------
 Frederick T.         Trustee, Vice      As Trustee;        Private Investor                       Minnesota Mutual
 Weyerhaeuser (72)1   President and      Tenure: 17yrs                                  3          Life Insurance
                      Secretary          Term: Indefinite                                          Co. and
 30 East 7th                                                                                       Subsidiaries
 Street, Saint                           As Officer;                                               (1968-Present)
 Paul, Minnesota                         Tenure: 5 yrs
 55101                                   Term Expires:                                             Potlatch
                                         December, 2004                                            Corporation
                                                                                                   (1960-2003)
 -------------------- ------------------ ------------------ ------------------- ------------------ ------------------

1 Mr. Weyerhaeuser is an interested trustee due to his daughter's position as a director of Clearwater Management Company, the
Funds' adviser.







       Clearwater Investment Trust                            Clearwater Management Company
       ---------------------------                            ------------------------------
       P. W. Pascoe, President and CEO                        P. W. Pascoe, Chairman and Treasurer
       F. T. Weyerhaeuser, V. P. and Secretary                W. T. Weyerhaeuser, V. P. and Secretary
       L. R. Jones                                            S. B. Carr, Jr.
       L. H. King                                             W. J. Driscoll
       C. W. Rasmussen                                        E. D. Hlavka
       L. R. Rasmussen                                        C. W. Morley
                                                              R. J. Phares
                                                              F. W. Piasecki
                                                              D. C. Titcomb G.
                                                              H. Weyerhaeuser,
                                                              Jr.

Clearwater Investment Trust
February 12, 2004
Page 9


Proxy Voting Policies and Procedures

The Funds have established Proxy Voting Policies and Procedures ("Policies") that the Funds use to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101-4390, Attention: Clearwater Investment Trust Transfer Agent.

KPMG

        KPMG LLP
        4200 Wells Fargo Center
        90 South Seventh Street
        Minneapolis, MN 55402



                          Independent Auditors' Report



The Board of Trustees and Shareholders
Clearwater Investment Trust:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Clearwater Growth, Small Cap, and Tax-Exempt Bond Funds (funds within Clearwater Investment Trust) as of December 31, 2003 and 2002, and the related statements of operations and changes in net assets and the financial highlights for of the years then ended. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 and 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Clearwater Growth, Small Cap, and Tax-Exempt Bond Funds at December 31, 2003 and 2002, and the results of their operations, changes in their net assets, and the financial highlights for the years then ended, in conformity with accounting principles generally accepted in the United States of America.


                                KPMG LLP





February 6, 2004

                           CLEARWATER INVESTMENT TRUST
                       Statement of Assets and Liabilities
                                December 31, 2003


                                                                   Growth               Small Cap             Tax-Exempt
                         Assets                                     Fund                   Fund               Bond Fund
                                                              ------------------    -------------------   -------------------
Investments in securities, at market value
     (identified cost: $83,090,533; $105,382,794;
     and $133,514,496, respectively)                       $        150,815,124            142,142,550           134,003,440
Cash                                                                          0                      0               393,563
Receivable for investment securities sold                                     0                191,715               209,721
Accrued dividend and interest receivable                                188,878                103,413             2,154,304
                                                              ------------------    -------------------   -------------------
                 Total assets                                       151,004,002            142,437,678           136,761,028
                       Liabilities
Payables for investment securities purchased                                  0                211,057             1,854,374
Payables for investment shares redeemed                                 403,715              3,688,721               243,143
Accrued investment advisory fee                                         139,797                448,596               182,607
                                                              ------------------    -------------------   -------------------
                 Total liabilities                                      543,512              4,348,374             2,280,124
                                                              ------------------    -------------------   -------------------
                 Net assets                                $        150,460,490            138,089,304           134,480,904
                                                              ==================    ===================   ===================
                         Capital
Capital stock and additional paid-in capital
     (authorized unlimited number of shares at no
     par value for each Fund: outstanding
     6,640,639; 7,527,036; and 13,295,070
     shares, respectively)                                 $         89,691,099            101,159,558           134,293,722
Undistributed net investment income                                      17,539               (127,931)                    0
Accumulated net realized gain (loss)                                 (6,972,739)               297,921              (301,762)
Unrealized appreciation of investments                               67,724,591             36,759,756               488,944
                                                              ------------------    -------------------   -------------------
                 Net assets                                $        150,460,490            138,089,304           134,480,904
                                                              ==================    ===================   ===================
Net asset value per share of outstanding
     capital stock                                         $              22.66                  18.35                 10.12
                                                              ==================    ===================   ===================











See accompanying notes to financial statements  1

                           CLEARWATER INVESTMENT TRUST
                             Statement of Operations
                          Year ended December 31, 2003


                                                                            Growth               Small Cap           Tax-Exempt
                                                                             Fund                  Fund               Bond Fund
                                                                       ------------------    ------------------   ------------------
Investment income:
    Income:
       Dividends (net of foreign taxes withheld
          of $3,556, $1,161, and $0, respectively)                  $          2,218,238             1,206,272              148,621
       Interest                                                                    9,899                59,467            6,462,362
                                                                       ------------------    ------------------   ------------------
                Total income                                                   2,228,137             1,265,739            6,610,983
    Expenses:
       Investment advisory fee                                                   562,160             1,414,628              683,322
       Voluntary fee reduction                                                   (74,955)              (20,958)             (45,555)
                                                                       ------------------    ------------------   ------------------
                Total expenses                                                   487,205             1,393,670              637,767
                                                                       ------------------    ------------------   ------------------
                                                                       ------------------    ------------------   ------------------
                Net investment income (loss)                                   1,740,932              (127,931)           5,973,216
                                                                       ------------------    ------------------   ------------------
Realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on security transactions                          1,841,074            18,725,287             (301,762)
    Unrealized appreciation (depreciation) during the period                  30,290,564            31,770,408           (1,045,651)
                                                                       ------------------    ------------------   ------------------
                Net gain (loss) on investments                                32,131,638            50,495,695           (1,347,413)
                                                                       ------------------    ------------------   ------------------
                Net increase (decrease) in net
                   assets from operations                           $         33,872,570            50,367,764            4,625,803
                                                                       ==================    ==================   ==================














See accompanying notes to financial statements  2

                           CLEARWATER INVESTMENT TRUST
                       Statements of Changes in Net Assets
                     Years ended December 31, 2003 and 2002


                                                    Growth Fund                 Small Cap Fund             Tax-Exempt Bond Fund
                                            ----------------------------  ---------------------------------------------------------
                                                2003           2002           2003          2002           2003           2002
                                            -------------  -------------  -------------  ------------   ------------   ------------
Operations:
    Net investment income (loss)          $    1,740,932      1,342,232       (127,931)      (13,862)     5,973,216      4,924,016
    Net realized gain (loss) on investments    1,841,074     (8,328,139)    18,725,287    (1,667,742)      (301,762)       183,340
    Unrealized appreciation (depreciation)
      during the period                       30,290,564    (23,096,064)    31,770,408    (7,042,390)    (1,045,651)       810,112
                                            -------------  -------------  -------------  ------------   ------------   ------------
            Net increase (decrease) in  net assets
              from operations                 33,872,570    (30,081,971)    50,367,764    (8,723,994)     4,625,803      5,917,468
                                            -------------  -------------  -------------  ------------   ------------   ------------
Distributions to shareholders from:
    Net investment income                     (1,737,588)    (1,330,356)             0        (1,150)    (5,973,216)    (4,924,016)
    Net realized gain on investments                   0              0    (16,709,577)          (32)        (1,888)      (181,766)
                                            -------------  -------------  -------------  ------------   ------------   ------------
            Total distributions to
              shareholder                     (1,737,588)    (1,330,356)   (16,709,577)       (1,182)    (5,975,204)    (5,105,782)
                                            -------------  -------------  -------------  ------------   ------------   ------------
Capital share transactions:
    Proceeds from shares sold                 24,748,105      4,576,088     25,997,370     8,472,480     45,438,858     11,362,276
    Reinvestment of distributions from net
      investment income and gain               1,737,588        713,105     16,709,577           728      3,533,564      2,657,221
    Payments for shares redeemed             (12,140,685)    (2,687,915)   (15,767,547)   (4,230,414)    (5,047,371)    (4,612,973)
                                            -------------  -------------  -------------  ------------   ------------   ------------
    Increase in net assets from capital
      share
      transactions                            14,345,008      2,601,278     26,939,400     4,242,794     43,925,051      9,406,524
                                            -------------  -------------  -------------  ------------   ------------   ------------
            Total increase (decrease) in
              net assets                      46,479,990    (28,811,049)    60,597,587    (4,482,382)    42,575,650     10,218,210
Net assets:
    At the beginning of the year             103,980,500    132,791,549     77,491,717    81,974,099     91,905,254     81,687,044
                                            -------------  -------------  -------------  ------------   ------------   ------------
    At the end of the year                $  150,460,490    103,980,500    138,089,304    77,491,717    134,480,904     91,905,254
                                            =============  =============  =============  ============   ============   ============
    Undistributed net investment income   $       17,539         14,195              0             0              0              0
                                            =============  =============  =============  ============   ============   ============



See accompanying notes to financial statements  3

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2003




(1)    Organization

       Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

       The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index, an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the fund's policy to minimize realization of taxable gains.

       The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

       The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

(2)    Summary of Significant Accounting Policies

       The significant accounting policies followed by the funds are as follows:

              Investments in Securities

              Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.


                                     4                            (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2003

              Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

              Federal Taxes

              The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar year basis the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

              Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. The tax character of distributions paid during the year ended December 31, 2003 was as follows:

                             Tax-           Ordinary         Long-Term
                            Exempt           Income        Capital Gain          Total
                        ---------------  ---------------  ----------------  ----------------
Growth Fund            $        --      $ 1,737,588      $         --      $  1,737,588
Small Cap Fund                  --        5,740,295        10,969,282        16,709,577
Tax-Exempt Bond Fund     5,819,544          153,672             1,988         5,975,204

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                   Clearwater
                              Clearwater           Clearwater      Tax-Exempt
                              Growth Fund      Small Cap Fund      Bond Fund
                           ---------------- ------------------- --------------
Undistributed
   Ordinary Income       $        17,539                  --             --
Undistributed
   Capital Gain                       --             108,702             --
Accumulated Capital
   Losses                     (6,972,739)           297,921        (301,762)
Unrealized Appreciation
  (Depreciation)              67,724,591           36,759,756       488,944
                           ---------------- ------------------- --------------
   Total                 $    60,769,391          37,166,379        187,182
                           ================ =================== ==============




                                     5                            (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2003


              On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

                                                                   Clearwater
                                    Clearwater      Clearwater     Tax-Exempt
                                   Growth Fund    Small Cap Fund    Bond Fund
                                  ------------   ---------------  -----------
Undistributed net income        $              $      127,931    $
Accumulated net realized gains                       (127,931)
Additional paid-in capital


              Distributions to Shareholders

              Distributions to shareholders from net investment income, if any, are declared annually for the Clearwater Growth and Small Cap Funds and declared daily, payable monthly, for the Clearwater Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

              Use of Estimates

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.



(3)    Investment Security Transactions

       Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 2003, were as follows:

                                           Purchases             Sales
                                        -----------------   ----------------
Clearwater Growth Fund                $    31,327,490         16,849,835
Clearwater Small Cap Fund                 110,948,499        100,687,690
Clearwater Tax-Exempt Bond Fund            85,533,816         43,944,859


                                     6                            (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2003
(4)    Capital Share Transactions

Transactions in shares of each fund for the years ended December 31, 2003 and 2002 were as follows:

                                                 Clearwater Growth Fund                   Clearwater Small Cap Fund
                                          --------------------------------------    --------------------------------------
                                            December 31,          December 31,        December 31,           December 31,
                                                2003                2002                  2003                 2002
                                          -----------------   ------------------    ------------------   -----------------
Sold                                          1,311,323              221,526             1,698,057             612,760
Issued for reinvested distributions              76,681               40,288               910,603                  56
Redeemed                                       (622,550)            (143,744)             (993,290)           (312,789)
                                          -----------------   ------------------    ------------------   -----------------
                                                765,454              118,070             1,615,370             300,027
                                          =================   ==================    ==================   =================


                                               Clearwater Tax-Exempt
                                                     Bond Fund
                                          --------------------------------------
                                              December 31,        December 31,
                                                2003                2002
                                          -----------------   ------------------
Sold                                          4,469,913            1,110,526
Issued for reinvested distributions             348,195              259,732
Redeemed                                       (495,017)            (451,644)
                                          -----------------   ------------------
                                              4,323,091              918,614
                                          =================   ==================

(5)    Capital Loss Carry-Over

       For federal income tax purposes, the Clearwater Growth Fund and Clearwater Tax Exempt Bond Fund have capital loss carryovers of $6,972,739 and $301,789, respectively, at December 31, 2003, which, if not offset by subsequent capital gains, will expire as follows:

              Clearwater            Clearwater Tax-             Year of
             Growth Fund            Exempt Bond Fund           Expiration
          ------------------   ---------------------------   ---------------
        $     6,972,739                            --             2010
                     --                       301,762             2011
          ------------------   ---------------------------
Total   $     6,972,739                       301,762
          ==================   ===========================



                                     7                            (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2003




(6)    Expenses and Related Party Transactions

       The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of 0.45%, 1.35%, and 0.60% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all of the Funds' expenses, except brokerage, taxes, interest, and extraordinary expenses. Effective July 1, 2002 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.39%, 1.33%, and 0.56%, respectively. This voluntary fee reduction may be rescinded at any time.

       The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets and then decreasing in reduced percentages to 0.20% of net assets in excess of $75 million.











                                     8                            (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2003
(7)    Financial Highlights

       Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

                                                                               Year ended December 31
                                                   ---------------------------------------------------------------------------------
                      Clearwater Growth Fund            2003             2002             2001             2000             1999
------------------------------------------------   -------------    -------------    -------------     ------------    -------------
Net asset value, beginning of year              $      17.70            23.07            26.86            31.94            25.92
Income from investment operations:
 Net investment income                                  0.27             0.23             0.19             0.16             0.11
 Net realized and unrealized gains (losses)             4.95            (5.37)           (3.73)           (0.87)            6.18
                                                   -------------    -------------    -------------     ------------    -------------
                 Total from investment
                   operations                           5.22            (5.14)           (3.54)           (0.71)            6.29
                                                   -------------    -------------    -------------     ------------    -------------
Less distributions:
 Dividends from net investment income                  (0.26)           (0.23)           (0.20)           (0.17)           (0.14)
 Distributions from net realized gains                    --               --            (0.05)           (4.20)           (0.13)
                                                   -------------    -------------    -------------     ------------    -------------
                 Total distributions                   (0.26)           (0.23)           (0.25)           (4.37)           (0.27)
                                                   -------------    -------------    -------------     ------------    -------------
Net asset value, end of year                    $      22.66            17.70            23.07            26.86            31.94
                                                   =============    =============    =============     ============    =============
Total return (a)                                       29.5%           (22.3)%         (13.2)%            (2.0)%            24.3%
Net assets, end of year (000s omitted)          $    150,460          103,981          132,792          154,811          169,913
Ratio of expenses to average net assets (b)            0.39%             0.43%           0.45%             0.45%            0.45%
Ratio of net investment income
              to average net assets (b)                1.40%            1.14%            0.80%            0.52%            0.39%
Portfolio turnover rate (excluding short-
              term securities)                        13.64%           31.40%           43.20%           57.28%           12.19%


(a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 0.45% of average daily net assets. However, during the years ended December 31, 2003 and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.45% and 0.45%, respectively, and the ratio of net investment income to average daily net assets would have been 1.34% and 1.12%, respectively.




                                     9                            (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2003



                                                                                 Year ended December 31
                                                        ----------------------------------------------------------------------------
                    Clearwater Small Cap Fund              2003             2002            2001           2000            1999
-----------------------------------------------------  -------------     ------------    -----------    ------------    ------------
Net asset value, beginning of year                   $     13.11            14.61          13.01           15.13           13.08
Income from investment operations:
  Net investment income (loss)                             (0.02)           (0.01)          0.11           (0.04)          (0.05)
  Net realized and unrealized gains (losses)                7.71            (1.49)          1.62            1.41            3.57
                                                        ------------     ------------    -----------    ------------    ------------
              Total from investment
                          operations                        7.69            (1.50)          1.73            1.37            3.52
                                                        ------------     ------------    -----------    ------------    ------------
Less distributions:
  Distributions from net investment income                    --               --          (0.11)             --              --
  Distributions from net realized gains                    (2.45)              --          (0.02)          (3.49)          (1.47)
                                                        ------------     ------------    -----------    ------------    ------------
              Total distributions                          (2.45)              --          (0.13)          (3.49)          (1.47)
                                                        ------------     ------------    -----------    ------------    ------------
Net asset value, end of year                          $    18.35            13.11          14.61           13.01           15.13
                                                        ============     ============    ===========    ============    ============
Total return (a)                                           58.7%           (10.3)%         13.3%           10.7%           27.3%
Net assets, end of year (000s omitted)                $  138,089            77,492        81,974          67,896          59,196
Ratio of expenses to average net assets (b)                 1.34%            1.34%         1.35%           1.35%           1.34%
Ratio of net investment income (loss)
              to average net assets (b)                   (0.12)%          (0.02)%     0    .80%         (0.27)%         (0.35)%
Portfolio turnover rate (excluding short-
              term securities)                            100.82%           81.16%       117.75%         149.01%         112.63%

(a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the years ended December 31, 2003 and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.35% and 1.35%, respectively, and the ratio of net investment income to average daily net assets would have been (0.13)% and (0.03%), respectively.





                                     10                           (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2003



                                                                                 Year-ended December 31
                                                                        ---------------------------------------------------------
                  Clearwater Tax-Exempt Bond Fund                          2003           2002           2001         2000 (a)
--------------------------------------------------------------------    ------------   ------------  -------------  -------------
Net asset value, beginning of year                                    $    10.24          10.14          10.28          10.00
Income from investment operations:
              Net investment income                                         0.53           0.58           0.59           0.55
              Net realized and unrealized gains (losses)                      (0.12)       0.12           0.02           0.31
                                                                        ------------   ------------  -------------  -------------
                          Total from investment
                                      operations                            0.41           0.70           0.61           0.86
                                                                        ------------   ------------  -------------  -------------
Less distributions:
              Distributions from net investment income                        (0.53)         (0.58)         (0.59)         (0.55)
              Distributions from net realized gains                           (0.00)         (0.02)         (0.16)         (0.03)
                                                                        ------------   ------------  -------------  -------------
                          Total distributions                                 (0.53)         (0.60)         (0.75)         (0.58)
                                                                        ------------   ------------  -------------  -------------
Net asset value, end of period                                        $    10.12          10.24          10.14          10.28
                                                                        ============   ============  =============  =============
Total return (b)                                                            4.1%           7.1%           6.1%           8.9%
Net assets, end of period (000s omitted)                              $  134,480         91,905         81,687         74,094
Ratio of expenses to average net assets (d)                                0.56%          0.58%          0.60%          0.60%    (c)
Ratio of net investment income (loss)
              to average net assets (d)                                    5.24%          5.69%          5.64%          5.72%    (c)
Portfolio turnover rate (excluding short-
              term securities)                                            39.84%         39.79%         43.23%         23.86%


(a) For the period from January 14, 2000 (commencement of operations) to December 31, 2000.

(b) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(c)         Annualized.

(d) Total fund expenses are contractually limited to 0.60% of average daily net assets. However, during the years ended December 31, 2003 and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.60% and 0.60%, respectively, and the ratio of net investment income to average daily net assets would have been 5.20% and 5.67%, respectively.





                                     11                           (Continued)

                             CLEARWATER GROWTH FUND
                             Schedule of Investments
                          Year ended December 31, 2003

     Face                                                                                                      Percent
    amount                                                                                    Market              of
  or shares                            Security                              Cost           value (a)         net assets
---------------  -----------------------------------------------------  ---------------   ---------------   ---------------
Common stocks:
   Consumer discretionary:
     2,300             ABERCROMBIE AND FITCH CO (b)                   $   50,217.80         56,833.00
     2,250             AMAZON COM INC (b)                                 39,442.43        118,440.00
       150             AMERICAN EAGLE OUTFITTERS INC (b)                   1,674.75          2,460.00
       900             AMERICAN GREETINGS CORP (b)                        13,869.00         19,683.00
       600             ARVINMERITOR INC                                   10,494.00         14,472.00
     1,600             AUTONATION INC DEL (b)                             30,080.00         29,392.00
       900             AUTOZONE INC (b)                                   57,669.03         76,689.00
     4,075             BED BATH & BEYOND INC (b)                         151,099.17        176,651.25
     1,250             BELO CORP                                          18,687.50         35,425.00
     3,200             BEST BUY CO INC                                    84,881.60        167,168.00
     1,400             BIG LOTS INC (b)                                   15,477.00         19,894.00
     1,300             BLACK & DECKER CORPORATION                         44,208.00         64,116.00
     3,500             BLOCKBUSTER INC                                    44,415.00         62,825.00
     1,300             BRINKER INTL INC (b)                               41,847.00         43,108.00
     2,525             CABLEVISION NY GROUP CLASS A (b)                   21,801.10         59,059.75
     1,484             CARMAX INC (b)                                     33,725.08         45,900.12
       165             CAVCO INDS INC DEL (b)                                814.66          3,960.00
       400             CDW CORP                                           18,158.00         23,104.00
     3,300             CENTEX CORP                                        73,877.13        355,245.00
     1,500             CHICOS FAS INC (b)                                 28,000.05         55,425.00
     1,000             CIRCUIT CITY STORES INC                            10,040.00         10,130.00
     2,400             COACH INC (b)                                      14,970.00         90,600.00
     2,525             COMCAST CORP NEW (b)                               60,520.72         78,982.00
    26,345             COMCAST CORP NEW (b)                              664,058.09        865,960.15
     6,300             COSTCO WHSL CORP NEW (b)                          182,741.34        234,234.00
       300             COX COMMUNICATIONS INC NEW (b)                      9,810.00         10,335.00
     1,450             CUMULUS MEDIA INC (b)                              19,522.95         31,900.00
     1,600             D R HORTON INC                                     60,432.00         69,216.00
     2,100             DANA CORP                                          33,264.00         38,535.00
     2,300             DARDEN RESTAURANTS INC                             47,909.00         48,392.00
     7,000             DELPHI CORP                                        58,702.70         71,470.00
    21,600             DISNEY WALT CO                                    418,220.98        503,928.00
     2,100             DOLLAR GEN CORP                                    40,603.50         44,079.00
       800             DOLLAR TREE STORES INC (b)                         21,405.30         24,048.00
     3,200             DOW JONES & CO INC                                142,912.00        159,520.00
     3,900             EASTMAN KODAK CO                                   90,363.00        100,113.00
     8,800             EBAY INC (b)                                      145,400.20        568,392.00
     3,200             ECHOSTAR COMMUNICATIONS CORP N (b)                119,633.00        108,800.00
     2,425             EMMIS COMMUNICATIONS CORP (b)                      48,403.00         65,596.25
     1,125             ENTERCOM COMMUNICATIONS CORP (b)                   49,321.24         59,580.00
     2,000             FAMILY DLR STORES INC                              61,336.00         71,760.00
     1,900             FOOT LOCKER INC                                    25,593.00         44,555.00
    29,800             FORD MTR CO DEL                                   306,940.00        476,800.00
     7,700             FORTUNE BRANDS INC                                282,788.06        550,473.00
     3,125             FOX ENTMT GROUP INC (b)                            63,756.88         91,093.75
     1,900             GAMESTOP CORP (b)                                  15,310.96         29,279.00
     3,550             GANNETT INC                                       256,535.03        316,518.00
     8,400             GAP INC                                           124,824.10        194,964.00
     6,800             GENERAL MTRS CORP                                 269,795.10        363,120.00
     1,100             GENTEX CORP                                        43,087.00         48,576.00
    15,650             HARLEY DAVIDSON INC                                91,689.44        743,844.50
       575             HEARST ARGYLE TELEVISION INC                       12,880.00         15,847.00
    46,625             HOME DEPOT INC                                     30,408.49      1,654,721.25
       100             HOVNANIAN ENTERPRISES INC (b)                       7,613.00          8,706.00
     4,363             HUGHES ELECTRONICS CORP (b)                        48,722.21         72,208.42
     5,175             INTERACTIVE CORP (b)                              122,106.25        175,587.75
       300             INTERNATIONAL GAME TECHNOLOGY                       9,243.00         10,710.00
     5,400             INTERPUBLIC GROUP COS INC (b)                      75,276.00         84,240.00
     1,425             JOHNSON CTLS INC                                  113,368.44        165,471.00
       600             KB HOME                                            39,516.00         43,512.00
       900             KNIGHT RIDDER INC                                  63,990.00         69,633.00
    11,550             KOHLS CORP (b)                                     92,210.75        519,057.00
       200             KRISPY KREME DOUGHNUTS INC (b)                      8,408.00          7,320.00


See accompanying notes to investments in securities     12                                                    (Continured)



                             CLEARWATER GROWTH FUND
                             Schedule of Investments
                          Year ended December 31, 2003
     Face                                                                                                      Percent
    amount                                                                                    Market              of
  or shares                            Security                              Cost           value (a)         net assets
---------------  -----------------------------------------------------  ---------------   ---------------   ---------------
   Consumer discretionary (Cont'd):
     1,750             LA QUINTA CORP (b)                             $    3,605.00         11,217.50
       300             LAMAR ADVERTISING CO (b)                            8,994.00         11,196.00
       900             LEAR CORP                                          53,127.00         55,197.00
       500             LEGGETT & PLATT INC                                10,440.00         10,815.00
       700             LENNAR CORP                                        58,905.00         67,200.00
    35,250             LIBERTY MEDIA CORP (b)                            319,417.88        419,122.50
    10,290             LIMITED BRANDS INC                                118,492.84        185,528.70
     1,450             LIZ CLAIBORNE INC                                  47,830.54         51,417.00
     9,800             LOWES COS INC                                     325,809.34        542,822.00
    15,550             MARRIOTT INTL INC NEW                             129,054.94        718,410.00
       100             MATTEL INC                                          2,016.00          1,927.00
     4,600             MAY DEPT STORES CO                                124,522.00        133,722.00
     1,600             MCCLATCHY CO                                       95,367.31        110,080.00
    12,000             MCDONALDS CORP                                    204,984.77        297,960.00
       600             MCGRAW HILL COS INC                                29,063.00         41,952.00
     1,000             METRO GOLDWYN MAYER INC NEW (b)                     9,519.00         17,090.00
     1,600             MICHAELS STORES INC                                39,160.00         70,720.00
     5,500             NEW YORK TIMES CO                                 226,118.75        262,845.00
     3,800             NEWELL RUBBERMAID INC                              86,564.00         86,526.00
       488             NEWS CORP LTD (d)                                  14,200.63         14,761.81
     1,600             NIKE INC                                           78,480.00        109,536.00
     2,500             NORDSTROM INC                                      52,596.00         85,750.00
     2,700             OFFICE DEPOT INC (b)                               36,283.00         45,117.00
     1,200             OMNICOM GROUP                                      60,499.50        104,796.00
       400             PENNEY J C INC                                     10,012.00         10,512.00
       400             PETSMART INC                                       10,364.00          9,520.00
     1,500             POLO RALPH LAUREN CORP                             31,320.00         43,200.00
       100             PULTE HOMES INC                                     7,708.00          9,362.00
     1,500             RADIOSHACK CORP                                    36,117.00         46,020.00
     1,575             REEBOK INTL LTD                                    43,622.93         61,929.00
     2,600             ROSS STORES INC                                    42,759.60         68,718.00
       200             RYLAND GROUP INC                                   12,909.00         17,728.00
       300             SCRIPPS E W CO OH                                  23,112.00         28,242.00
     3,900             SEARS ROEBUCK & CO                                124,784.40        177,411.00
       300             SHERWIN WILLIAMS CO                                 9,570.00         10,422.00
       900             STANLEY WORKS                                      27,855.00         34,083.00
     6,300             STAPLES INC (b)                                   119,696.22        171,990.00
     5,375             STARBUCKS CORP (b)                                131,883.00        177,697.50
       750             STARWOOD HOTELS & RESORTS                          18,555.00         26,977.50
    12,200             TARGET CORP                                       353,658.66        468,480.00
     1,400             TIFFANY & CO NEW                                   35,210.00         63,280.00
    63,600             TIME WARNER INC NEW (b)                           790,892.40      1,144,164.00
     6,300             TJX COS INC NEW                                   110,381.75        138,915.00
       300             TOLL BROS INC (b)                                  10,347.00         11,928.00
       700             TOYS R US INC (b)                                   9,863.00          8,848.00
     2,600             TRIBUNE CO NEW                                    116,789.95        134,160.00
     2,055             UNIVISION COMMUNICATIONS INC (b)                   44,640.00         81,562.95
    18,450             VIACOM INC                                        694,563.94        818,811.00
    30,150             WAL MART STORES INC                              1,421,605.81      1,599,457.50
       700             WENDYS INTL INC                                    25,956.00         27,468.00
     1,150             WESTWOOD ONE INC (b)                               28,598.00         39,341.50
     3,600             WHIRLPOOL CORP                                    155,817.45        261,540.00
       300             WILLIAMS SONOMA INC (b)                             9,594.00         10,431.00
     1,400             XM SATELLITE RADIO HLDGS INC (b)                   27,440.00         36,904.00
     4,100             YUM BRANDS INC (b)                                 62,875.00        141,040.00
     1,200             ZALE CORP NEW (b)                                  39,515.04         63,840.00
                                                                     ---------------   ---------------
                                                                        11,907,135.68     19,771,348.65             13.14%


See accompanying notes to investments in securities     13                                                    (Continured)



                             CLEARWATER GROWTH FUND
                             Schedule of Investments
                          Year ended December 31, 2003
     Face                                                                                                      Percent
    amount                                                                                    Market              of
  or shares                            Security                              Cost           value (a)         net assets
---------------  -----------------------------------------------------  ---------------   ---------------   ---------------
    Consumer staples:
     4,700             ALBERTSONS INC                                 $   93,906.00        106,455.00
    31,200             ALTRIA GROUP INC                                  534,167.27      1,697,904.00
     9,100             ANHEUSER BUSCH COS INC                            435,508.50        479,388.00
     1,500             ARCHER DANIELS MIDLAND CO                          20,775.00         22,830.00
     1,950             AVON PRODS INC                                    114,316.08        131,605.50
       900             BROWN FORMAN CORP                                  70,069.00         84,105.00
     3,100             CAMPBELL SOUP CO                                   82,770.00         83,080.00
    35,600             COCA COLA CO                                     1,068,618.00     1,806,700.00
       500             COCA COLA ENTERPRISES INC                          10,175.00         10,935.00
     7,200             COLGATE PALMOLIVE CO                              360,615.80        360,360.00
     8,000             CONAGRA INC                                       182,520.50        211,120.00
     1,200             CONSTELLATION BRANDS INC (b)                       36,456.00         39,516.00
       300             COORS ADOLPH CO                                    16,305.00         16,830.00
     4,600             CVS CORP                                          114,995.86        166,152.00
       300             DEAN FOODS CO NEW (b)                               9,243.00          9,861.00
     1,373             DEL MONTE FOODS CO (b)                             10,417.00         14,279.20
     2,000             GENERAL MLS INC                                    85,691.50         90,600.00
    30,200             GILLETTE CO                                       502,989.10      1,109,246.00
     3,075             HEINZ H J CO                                       96,319.38        112,022.25
     1,300             HORMEL FOODS CORP                                  29,432.00         33,553.00
     2,750             KIMBERLY CLARK CORP                               142,946.29        162,497.50
     1,200             KRAFT FOODS INC                                    35,352.00         38,664.00
     7,900             KROGER CO (b)                                     138,728.56        146,229.00
       600             LOEWS CORP                                         14,556.00         15,144.00
       300             MCCORMICK & CO INC                                  8,805.00          9,030.00
     2,400             PEPSI BOTTLING GROUP INC                           52,032.00         58,032.00
    25,650             PEPSICO INC                                       924,004.40      1,195,803.00
    15,000             PROCTER & GAMBLE CO                               560,341.77      1,498,200.00
     1,200             REYNOLDS R J TOB HLDGS INC                         48,702.75         69,780.00
     6,100             RITE AID CORP (b)                                  36,356.00         36,844.00
     6,400             SAFEWAY INC (b)                                   124,921.58        140,224.00
     4,750             SARA LEE CORP                                      86,736.06        103,122.50
       300             SMUCKER J M CO                                      4,312.83         13,587.00
     3,700             SUPERVALU INC                                      62,955.13        105,783.00
     7,900             SYSCO CORP                                        121,024.50        294,117.00
     5,927             TYSON FOODS INC DEL                                52,174.25         78,473.48
     2,500             UST INC                                            65,526.50         89,225.00
    27,350             WALGREEN CO                                       324,378.25        994,993.00
     1,200             WHOLE FOODS MKT INC (b)                            64,365.00         80,556.00
     3,600             WRIGLEY WM JR CO                                  125,320.50        202,356.00
                                                                        ---------------   ---------------
                                                                        6,868,829.36      11,919,202.43              7.92%
   Energy:
     1,673             ANADARKO PETE CORP                                 58,107.18         85,339.73
     1,674             APACHE CORP                                        61,600.01        135,761.40
       800             BAKER HUGHES INC                                   24,230.00         25,728.00
       300             BJ SVCS CO (b)                                      9,951.00         10,770.00
    12,788             BP PLC (d)                                        316,441.32        631,087.80
     5,450             BURLINGTON RES INC                                178,458.36        301,821.00
     4,500             CHESAPEAKE ENERGY CORP                             43,650.00         61,110.00
     9,064             CHEVRONTEXACO CORP                                696,378.97        783,038.96
     8,119             CONOCOPHILLIPS                                    345,304.20        532,362.83
        21             CROSS TIMBERS RLTY TR                                 435.65            598.92
     1,506             DEVON ENERGY CORPORATION NEW                       59,785.75         86,233.56
       600             ENSCO INTL INC                                     15,750.00         16,302.00
     4,250             EOG RESOURCES INC                                  80,823.95        196,222.50
    79,699             EXXON MOBIL CORP                                 3,112,679.67     3,267,659.00
     3,600             HALLIBURTON CO                                     75,727.00         93,600.00
     2,900             HELMERICH AND PAYNE INC                            72,972.99         80,997.00
     1,200             MURPHY OIL CORP                                    32,054.76         78,372.00
     1,700             NATIONAL OILWELL INC (b)                           26,426.50         38,012.00
     2,900             NOBLE ENERGY INC                                   74,136.48        128,847.00
    16,450             OCCIDENTAL PETE CORP                              308,653.00        694,848.00
     3,200             PIONEER NAT RES CO (b)                             48,507.20        102,176.00
     9,000             SCHLUMBERGER LTD                                  210,433.75        492,480.00


See accompanying notes to investments in securities     14                                                    (Continured)



                             CLEARWATER GROWTH FUND
                             Schedule of Investments
                          Year ended December 31, 2003
     Face                                                                                                      Percent
    amount                                                                                    Market              of
  or shares                            Security                              Cost           value (a)         net assets
---------------  -----------------------------------------------------  ---------------   ---------------   ---------------
Energy (Cont'd):
     1,100             SMITH INTL INC (b)                             $   38,951.00         45,672.00
     4,850             SUNOCO INC                                        109,368.96        248,077.50
     6,693             TRANSOCEAN INC (b)                                107,342.16        160,698.93
     4,850             UNOCAL CORP                                       134,714.24        178,625.50
     1,865             VALERO ENERGY CORP                                 51,021.91         86,424.10
     2,900             XTO ENERGY INC                                     37,766.90         82,070.00
                                                                        ---------------   ---------------
                                                                        6,331,672.91      8,644,935.73               5.75%
   Financials:
     8,550             AFLAC INC                                         255,751.98        309,339.00
     9,000             ALLIED CAP CORP NEW                               196,349.04        250,920.00
     3,400             ALLSTATE CORP                                     125,758.55        146,268.00
     1,000             AMB PPTY CORP                                      20,197.50         32,880.00
       100             AMBAC FINL GROUP INC                                6,938.00          6,939.00
    14,775             AMERICAN EXPRESS CO                               574,403.58        712,598.25
    37,316             AMERICAN INTL GROUP INC                           458,063.30      2,473,304.48
     2,000             AMERICREDIT CORP (b)                               22,460.00         31,860.00
     3,200             AMERITRADE HLDG CORP NEW (b)                       44,924.80         45,024.00
     9,700             AMSOUTH BANCORPORATION                            229,185.00        237,650.00
     3,000             AON CORP                                           57,150.00         71,820.00
     6,600             ASTORIA FINL CORP                                  87,762.51        245,520.00
    18,375             BANK AMER CORP                                   1,035,816.22     1,477,901.25
    10,000             BANK NEW YORK INC                                 260,574.28        331,200.00
    16,550             BANK ONE CORP                                     510,752.86        754,514.50
     4,700             BANKNORTH GROUP INC NEW                            86,563.19        152,891.00
     8,658             BB&T CORP                                         244,238.00        334,545.12
     1,100             BEAR STEARNS COS INC                               56,969.00         87,945.00
     3,000             CAPITAL ONE FINL CORP                             107,193.00        183,870.00
     1,100             CATELLUS DEV CORP                                  24,938.50         26,686.00
     7,581             CHARTER ONE FINL INC                              126,025.01        261,923.55
     2,100             CHUBB CORP                                        129,882.00        143,010.00
       200             CINCINNATI FINL CORP                                8,152.00          8,376.00
     2,100             CIT GROUP INC NEW                                  52,794.00         75,495.00
    70,515             CITIGROUP INC                                    1,081,531.94     3,422,798.10
     1,550             COLONIAL BANCGROUP INC                             20,380.95         26,846.00
       200             COMERICA INC                                        9,488.00         11,212.00
     5,150             COMMERCIAL FED CORP                                78,155.88        137,556.50
     2,067             COUNTRYWIDE FINL CORP                              40,480.57        156,756.69
     1,400             CRESCENT REAL ESTATE EQUITIES                      23,114.00         23,982.00
       300             DORAL FINL CORP                                     9,892.00          9,684.00
     4,600             E TRADE FINL CORP (b)                              50,278.00         58,190.00
       300             EQUITY RESIDENTIAL                                  8,802.00          8,853.00
    17,950             FEDERAL HOME LN MTG CORP                           54,544.72      1,046,844.00
     9,225             FEDERAL NATL MTG ASSN                             583,713.16        692,428.50
     4,600             FIFTH THIRD BANCORP                               220,479.55        271,860.00
     8,450             FIRST TENN NATL CORP                              255,733.24        372,645.00
    15,500             FLEETBOSTON FINL CORP                             407,800.00        676,575.00
    14,000             FRANKLIN RES INC                                  257,224.58        728,840.00
    24,900             GENERAL GROWTH PPTYS INC                          308,734.27        690,975.00
     1,900             GOLDMAN SACHS GROUP INC                           139,554.00        187,587.00
     2,625             GREENPOINT FINL CORP                               51,677.75         92,715.00
     3,800             HARTFORD FINANCIAL SVCS GRP                       190,162.00        224,314.00
     7,300             HEALTH CARE PPTY INVS INC                         261,994.08        370,840.00
       100             HIBERNIA CORP                                       1,081.00          2,351.00
     6,400             HRPT PPTYS TR                                      60,992.00         64,576.00
     1,284             HSBC HLDGS PLC (d)                                 64,775.01        101,204.88
     3,200             HUNTINGTON BANCSHARES INC                          48,480.00         72,000.00
     1,700             INSTINET GROUP INC (b)                              9,860.00          8,755.00
     2,300             INVESTMENT TECHNOLOGY GROUP (b)                    37,975.99         37,145.00
       300             INVESTORS FINL SERVICES CORP                       10,275.00         11,523.00
     3,800             ISTAR FINL INC                                     75,215.28        147,820.00
    25,800             J P MORGAN CHASE & CO                             693,603.83        947,634.00
     2,600             JANUS CAP GROUP INC                                36,660.00         42,666.00
     3,700             JEFFERSON PILOT CORP                              137,936.00        187,405.00
     4,000             JOHN HANCOCK FINANCIAL SRVCS                      135,062.00        150,000.00

See accompanying notes to investments in securities     15                                                    (Continured)



                             CLEARWATER GROWTH FUND
                             Schedule of Investments
                          Year ended December 31, 2003
     Face                                                                                                      Percent
    amount                                                                                    Market              of
  or shares                            Security                              Cost           value (a)         net assets
---------------  -----------------------------------------------------  ---------------   ---------------   ---------------
Financials (Cont'd):
    12,100             KEYCORP NEW                                    $  225,332.25        354,772.00
     1,600             LEHMAN BROTHERS HLDGS INC                          88,166.95        123,552.00
     3,625             LINCOLN NATL CORP IN                              113,501.62        146,341.25
     2,100             LOEWS CORP                                         49,966.14        103,845.00
       260             M & T BK CORP                                      10,975.91         25,558.00
     5,400             MACK CA RLTY CORP                                 169,534.08        224,748.00
     7,200             MARSH & MCLENNAN COS INC                          296,225.50        344,808.00
     2,000             MARSHALL & ILSLEY CORP                             51,520.00         76,500.00
     1,850             MBIA INC                                           82,767.50        109,575.50
    15,350             MBNA CORP                                         205,878.00        381,447.50
     1,900             MELLON FINL CORP                                   52,520.14         61,009.00
    10,000             MERRILL LYNCH & CO INC                            368,180.00        586,500.00
     2,200             METLIFE INC                                        59,438.00         74,074.00
     6,800             MGIC INVT CORP WIS                                163,404.00        387,192.00
       200             MOODYS CORP                                        11,350.00         12,110.00
    10,375             MORGAN STANLEY                                    445,189.14        600,401.25
    13,850             NATIONAL CITY CORP                                239,683.94        470,069.00
       500             NATIONAL COMM FINL CORP                            12,375.00         13,640.00
       800             NATIONWIDE FINL SVCS INC                           25,928.00         26,448.00
     1,412             NEW YORK CMNTY BANCORP INC                         39,869.57         53,726.60
     2,200             NORTH FORK BANCORPORATION INC                      68,598.42         89,034.00
     1,525             NORTHERN TRUST CORP                                59,156.00         70,790.50
       600             NTL INC DEL (b)                                    26,690.24         41,850.00
       300             PEOPLES BK BRIDGEPORT CONN                          9,330.00          9,780.00
     3,100             PLUM CREEK TIMBER CO INC                           66,340.00         94,395.00
       300             PMI GROUP INC                                      10,926.00         11,169.00
     3,925             PNC FINL SVCS GROUP INC                           179,372.50        214,815.25
       100             POPULAR INC                                         2,024.75          4,494.00
    14,675             PRICE T ROWE GROUP INC                            198,287.00        695,741.75
     2,550             PRINCIPAL FINANCIAL GROUP                          69,037.43         84,328.50
     1,500             PROGRESSIVE CORP OHIO                              79,780.96        125,385.00
     2,150             PROVIDENT FINL GROUP INC                           58,996.00         68,692.50
     3,400             PROVIDIAN FINL CORP (b)                            34,136.00         39,576.00
     6,100             PRUDENTIAL FINL INC                               187,850.00        254,797.00
       200             RADIAN GROUP INC                                    9,990.00          9,750.00
       500             RAYMOND JAMES FINANCIAL INC                        12,570.00         18,850.00
       100             REGIONS FINL CORP                                   2,154.75          3,720.00
       300             REINSURANCE GROUP AMER INC                         12,570.00         11,595.00
       500             ROBERT HALF INTL INC (b)                           11,990.00         11,670.00
    14,600             SCHWAB CHARLES CORP                               185,483.00        172,864.00
     1,300             SIMON PPTY GROUP INC NEW                           32,715.67         60,242.00
     4,900             SLM CORP                                          147,774.03        184,632.00
     3,100             SOUTHTRUST CORP                                    73,424.43        101,463.00
     4,200             SOVEREIGN BANCORP INC                              32,180.88         99,750.00
       500             ST JOE CO                                          16,215.00         18,645.00
       300             ST PAUL COS INC                                    10,905.00         11,895.00
       450             STATE STREET CORPORATION                           21,943.50         23,436.00
       200             SUNTRUST BKS INC                                   12,726.00         14,300.00
     4,200             SYNOVUS FINL CORP                                 112,014.00        121,464.00
    12,000             TCF FINANCIAL CORP                                207,735.00        616,200.00
     1,600             TORCHMARK INC                                      66,615.00         72,864.00
     7,510             TRAVELERS PPTY CAS CORP NEW                        68,956.84        127,444.70
     2,488             TRAVELERS PPTY CAS CORP NEW                        14,584.82         41,748.64
     2,775             UNION PLANTERS CORP                                53,751.57         87,384.75
     4,000             UNITRIN INC                                       101,606.00        165,640.00
     4,300             UNUMPROVIDENT CORP                                 60,750.45         67,811.00
    25,598             US BANCORP DEL                                    560,333.74        762,308.44
     1,312             VALLEY NATL BANCORP                                29,073.92         38,310.40
    18,550             WACHOVIA CORP 2ND NEW                             574,244.92        864,244.50
    18,088             WASHINGTON MUT INC                                288,436.78        725,690.56
    32,641             WELLS FARGO & CO NEW                              724,241.48      1,922,228.49
     7,225             XL CAPITAL LTD                                     92,118.75        560,298.75
       200             ZIONS BANCORP                                       8,260.88         12,266.00
                                                                        ---------------   ---------------
                                                                        17,396,196.57     32,296,943.65             21.47%

See accompanying notes to investments in securities     16                                                    (Continured)



                             CLEARWATER GROWTH FUND
                             Schedule of Investments
                          Year ended December 31, 2003
     Face                                                                                                      Percent
    amount                                                                                    Market              of
  or shares                            Security                              Cost           value (a)         net assets
---------------  -----------------------------------------------------  ---------------   ---------------   ---------------
 Healthcare:
    15,250             ABBOTT LABS                                    $  577,343.30        710,650.00
       950             ADVANCEPCS (b)                                     20,482.00         50,027.00
     4,700             AETNA INC                                         151,652.96        317,626.00
     1,150             ALLERGAN INC                                       73,440.03         88,331.50
     1,500             AMERISOURCEBERGEN CORP                             85,575.00         84,225.00
    25,150             AMGEN INC (b)                                     102,792.25      1,554,270.00
       400             AMYLIN PHARMACEUTICALS INC (b)                     10,564.00          8,888.00
       600             ANDRX CORP DEL (b)                                 10,542.00         14,424.00
     1,779             ANTHEM INC (b)                                    115,108.78        133,425.00
       400             APPLERA CORP APPLIED BIOSYS                         9,156.00          8,284.00
       600             BARR PHARMACEUTICALS INC (b)                       43,980.00         46,170.00
    11,000             BAXTER INTL INC                                   220,991.56        335,720.00
       300             BECTON DICKINSON & CO                              11,373.00         12,342.00
    11,350             BIOGEN IDEC INC (b)                               164,189.85        417,453.00
       300             BIOMET INC                                         10,302.00         10,923.00
     6,450             BOSTON SCIENTIFIC CORP (b)                        128,389.78        237,102.00
    27,025             BRISTOL MYERS SQUIBB CO                           681,129.25        772,915.00
     4,450             CARDINAL HEALTH INC                               268,086.50        272,162.00
     4,475             CAREMARK RX INC (b)                                71,770.57        113,351.75
       200             CELGENE CORP (b)                                    7,942.00          9,004.00
       200             CEPHALON INC (b)                                    9,120.00          9,682.00
     1,900             CIGNA CORP                                         89,680.00        109,250.00
     1,600             CYTYC CORP (b)                                     11,472.00         22,016.00
       950             DAVITA INC (b)                                     21,812.00         37,050.00
       180             EDWARDS LIFESCIENCES CORP (b)                       1,871.69          5,414.40
       800             EXPRESS SCRIPTS INC (b)                            37,832.00         53,144.00
     1,900             FIRST HEALTH GROUP CORP (b)                        45,338.37         36,974.00
     3,400             FISHER SCIENTIFIC INTL INC (b)                    138,754.00        140,658.00
     3,250             FOREST LABS INC (b)                               131,537.76        200,850.00
     1,600             GENENTECH INC (b)                                 110,015.50        149,712.00
     1,600             GENZYME CORP (b)                                   79,510.00         78,944.00
     2,800             GILEAD SCIENCES INC (b)                           176,412.00        162,792.00
     3,152             GLAXOSMITHKLINE PLC (d)                            76,078.70        146,946.24
     2,300             GUIDANT CORP                                       92,233.25        138,460.00
     5,350             HCA INC                                           167,309.79        229,836.00
     4,000             HEALTH MGMT ASSOC                                  76,501.10         96,000.00
     2,450             HEALTH NET INC (b)                                 64,669.42         80,115.00
     1,800             HUMAN GENOME SCIENCES INC (b)                      25,110.00         23,850.00
     3,900             HUMANA INC (b)                                     39,107.25         89,115.00
       300             ICOS CORP (b)                                      11,982.00         12,384.00
       300             IMCLONE SYS INC (b)                                 9,777.00         11,898.00
       500             IMS HEALTH INC                                     11,095.00         12,430.00
       200             INVITROGEN CORP (b)                                12,066.00         14,000.00
     3,925             IVAX CORP (b)                                      40,821.18         93,729.00
    34,200             JOHNSON & JOHNSON                                 431,281.12      1,766,772.00
     2,900             KING PHARMACEUTICALS INC (b)                       43,955.00         44,254.00
     2,600             LABORATORY CORP AMER HLDGS (b)                     61,059.96         96,070.00
    18,100             LILLY ELI & CO                                    754,434.77      1,272,973.00
     1,450             LINCARE HLDGS INC (b)                              43,942.01         43,543.50
     1,300             MANOR CARE INC NEW                                 30,972.50         44,941.00
     3,800             MCKESSON CORP                                     126,730.00        122,208.00
     2,978             MEDCO HEALTH SOLUTIONS INC (b)                     72,599.95        101,222.22
    27,050             MEDTRONIC INC                                     100,935.37      1,314,900.50
    28,700             MERCK & CO INC                                   1,428,735.39     1,325,940.00
       600             MID ATLANTIC MED SVCS INC (b)                      28,267.20         38,880.00
     6,500             MILLENNIUM PHARMACEUTICALS (b)                     89,027.13        121,355.00
     3,600             MYLAN LABS INC                                     35,895.04         90,936.00
     1,100             OMNICARE INC                                       29,495.29         44,429.00
     1,100             OXFORD HEALTH PLANS INC (b)                        29,783.16         47,850.00
       200             PACIFICARE HEALTH SYSTEMS (b)                      11,080.00         13,520.00
   125,975             PFIZER INC                                        613,511.36      4,450,696.75
       100             PHARMACEUTICAL RES INC (b)                          7,091.00          6,515.00
       700             PROTEIN DESIGN LABS INC (b)                         9,632.00         12,530.00
       925             QUEST DIAGNOSTICS INC (b)                          52,429.50         67,626.75
    20,400             SCHERING PLOUGH CORP                              348,955.50        354,756.00

See accompanying notes to investments in securities     17                                                    (Continured)



                             CLEARWATER GROWTH FUND
                             Schedule of Investments
                          Year ended December 31, 2003
     Face                                                                                                      Percent
    amount                                                                                    Market              of
  or shares                            Security                              Cost           value (a)         net assets
---------------  -----------------------------------------------------  ---------------   ---------------   ---------------
Healthcare (Cont'd):
     1,000             SEPRACOR INC (b)                               $   26,600.00         23,930.00
     2,300             ST JUDE MED INC (b)                               115,621.00        141,105.00
     8,925             STRYKER CORP                                       68,889.84        758,714.25
     6,400             TENET HEALTHCARE CORP (b)                         100,160.00        102,720.00
     1,000             TRIAD HOSPS INC (b)                                25,517.20         33,270.00
     7,200             UNITED HEALTH GROUP INC                           209,534.08        418,896.00
       700             UNIVERSAL HEALTH SVCS INC                          31,885.00         37,604.00
     2,175             WATSON PHARMACEUTICALS INC (b)                     50,706.48        100,050.00
     1,300             WEB MD CORP (b)                                    10,296.00         11,687.00
     1,950             WELLPOINT HEALTH NETWORKS INC (b)                 136,791.00        189,130.50
    17,650             WYETH                                             709,422.43        749,242.50
       985             ZIMMER HOLDINGS INC (b)                            29,448.31         69,344.00
                                                                        ---------------   ---------------
                                                                        10,109,601.43     21,170,154.86             14.07%
   Industrials:
     7,050             3M CO                                             438,010.75        599,461.50
     2,750             ALLIED WASTE INDUSTRIES INC (b)                    16,321.25         38,170.00
     2,800             AMERICAN PWR CONVERSION CORP                       44,398.00         68,460.00
       900             APOLLO GROUP INC (b)                               54,639.00         61,200.00
       500             APOLLO GROUP INC (b)                               27,075.00         34,465.00
     8,300             AUTOMATIC DATA PROCESSING INC                     308,406.00        328,763.00
     1,500             AVERY DENNISON CORP                                79,950.00         84,030.00
       900             BISYS GROUP INC (b)                                12,294.00         13,392.00
     3,100             BLOCK H & R INC                                    58,017.48        171,647.00
    18,700             BOEING CO                                         442,348.50        788,018.00
     3,600             BURLINGTON NORTHN SANTA FE                         86,981.79        116,460.00
       500             CAREER ED CORP (b)                                 22,025.00         20,035.00
       300             CARLISLE COS INC                                   15,924.00         18,258.00
     3,200             CATERPILLAR INC                                   136,480.00        265,664.00
    29,948             CENDANT CORP (b)                                  228,707.20        666,941.96
     2,900             CINTAS CORP                                        94,801.00        145,377.00
     2,100             CNF INC                                            49,896.00         71,190.00
     5,700             CONCORD EFS INC (b)                                78,744.04         84,588.00
    12,775             CRANE CO                                          215,415.14        392,703.50
     5,100             CSX CORP                                          107,399.88        183,294.00
       550             CUMMINS INC                                        15,906.00         26,917.00
       900             DANAHER CORP                                       55,982.97         82,575.00
     2,650             DEERE & CO                                        135,067.26        172,382.50
     1,200             DELTA AIR LINES INC                                16,128.00         14,172.00
     2,900             DELUXE CORP                                       101,417.64        119,857.00
     1,400             DONNELLEY R R & SONS CO                            36,666.00         42,210.00
     1,425             DOVER CORP                                         45,054.25         56,643.75
     9,600             DUN AND BRADSTREET CORP DEL (b)                   239,197.18        486,816.00
     1,500             EATON CORP                                        103,554.25        161,970.00
     4,650             EMERSON ELEC CO                                   244,237.42        301,087.50
    11,775             FEDEX CORP                                        234,259.75        794,812.50
     3,675             FLUOR CORP NEW                                     96,907.05        145,677.00
     1,400             GATX                                               24,276.00         39,172.00
     1,400             GENERAL DYNAMICS CORP                              93,467.90        126,546.00
   124,400             GENERAL ELEC CO                                  1,898,995.95     3,853,912.00
     5,050             GENUINE PARTS CO                                  153,969.03        167,660.00
     1,600             GOODRICH CORP                                      43,216.00         47,504.00
     1,700             GRAINGER W W INC                                   74,317.00         80,563.00
       600             HARSCO CORP                                        17,510.00         26,292.00
    11,700             HONEYWELL INTL INC                                270,363.10        391,131.00
       900             HUBBELL INC                                        29,499.00         39,690.00
     2,400             ILLINOIS TOOL WKS INC                             154,800.00        201,384.00
       504             IMAGISTICS INTL INC (b)                             5,084.24         18,900.00
     1,100             ITT EDL SVCS INC (b)                               41,602.00         51,667.00
       800             ITT INDS INC                                       52,360.00         59,368.00
       700             JACOBS ENGR GROUP INC (b)                          33,950.00         33,607.00
       300             JETBLUE AWYS CORP (b)                              13,551.80          7,956.00
     1,000             L 3 COMMUNICATIONS HLDG CORP (b)                   46,890.00         51,360.00


See accompanying notes to investments in securities     18                                                   (Continured)



                             CLEARWATER GROWTH FUND
                             Schedule of Investments
                          Year ended December 31, 2003
     Face                                                                                                      Percent
    amount                                                                                    Market              of
  or shares                            Security                              Cost           value (a)         net assets
---------------  -----------------------------------------------------  ---------------   ---------------   ---------------
   Industrials (Cont'd):
     4,900             LOCKHEED MARTIN CORP                           $  128,715.45        251,860.00
       475             MANPOWER INC WIS                                   16,732.50         22,363.00
     6,600             MASCO CORP                                        122,514.80        180,906.00
       400             MONSTER WORLDWIDE INC (b)                          10,132.00          8,784.00
       700             NAVISTAR INTL CORP INC (b)                         28,945.00         33,523.00
     5,400             NORFOLK SOUTHN CORP                               103,356.00        127,710.00
       796             NORTHROP GRUMMAN CORP                              51,590.69         76,097.60
     2,375             PACCAR INC                                         81,618.06        202,160.00
       700             PALL CORP                                          16,184.00         18,781.00
       200             PARKER HANNIFIN CORP                               10,090.00         11,900.00
    10,200             PITNEY BOWES INC                                  328,150.13        414,324.00
     2,000             PRECISION CASTPARTS CORP                           45,286.00         90,820.00
     5,700             RAYTHEON CO                                       160,191.66        171,228.00
     1,450             REPUBLIC SVCS INC                                  24,667.24         37,163.50
     7,250             ROCKWELL AUTOMATION INC                           102,172.50        258,100.00
     2,300             ROCKWELL COLLINS INC                               55,545.00         69,069.00
       500             SABRE HLDGS CORP                                   10,240.00         10,795.00
     4,100             SERVICE MASTER COMPANY                             44,239.00         47,765.00
     2,400             SKYWEST INC                                        26,040.00         43,488.00
       700             SNAP ON INC                                        17,991.40         22,568.00
    10,675             SOUTHWEST AIRLS CO                                149,077.85        172,294.50
       500             SPX CORP (b)                                       21,758.00         29,405.00
       350             STEELCASE INC                                       3,702.44          5,026.00
       500             TELEFLEX INC                                       22,515.00         24,165.00
     1,475             TEXTRON INC                                        54,457.00         84,163.50
    13,700             TYCO INTL LTD                                     132,068.00        363,050.00
     1,050             UNION PAC CORP                                     43,934.84         72,954.00
     2,000             UNITED PARCEL SVC INC                             124,140.00        149,100.00
     3,675             UNITED TECHNOLOGIES CORP                          216,669.15        348,279.75
     8,650             WASTE MGMT INC DEL                                135,675.25        256,040.00
     2,700             YORK INTL CORP                                     57,118.23         99,360.00
                                                                        ---------------   ---------------
                                                                        9,141,581.01      15,457,193.06             10.27%
   Information technology:
     1,050             ACTIVISION INC NEW (b)                              9,965.97         19,110.00
     2,000             ADOBE SYS INC                                      66,640.00         78,600.00
     1,200             ADVANCED FIBRE COMMUNICATIONS (b)                  31,740.00         24,180.00
     4,800             ADVANCED MICRO DEVICES INC (b)                     68,016.00         71,520.00
       200             AFFILIATED COMPUTER SVCS INC (b)                   10,148.00         10,892.00
     6,100             AGILENT TECHNOLOGIES INC (b)                      133,332.80        178,364.00
     5,300             ALTERA CORP (b)                                    99,804.30        120,310.00
    11,100             ANALOG DEVICES INC                                 99,557.36        506,715.00
     4,400             APPLE COMPUTER (b)                                 72,184.20         94,028.00
    19,700             APPLIED MATERIALS INC (b)                         263,267.39        442,265.00
     1,800             APPLIED MICRO CIRCUITS CORP (b)                    10,386.00         10,764.00
     7,500             ASML HOLDING N V (b) (d)                           45,625.00        150,375.00
     1,900             ATMEL CORP (b)                                      9,918.00         11,419.00
     5,800             AVAYA INC (b)                                      77,082.00         75,052.00
     4,900             BEA SYS INC (b)                                    54,831.00         60,270.00
     1,750             BMC SOFTWARE INC (b)                               24,732.05         32,637.50
     1,775             BROADCOM CORP (b)                                  32,565.22         60,509.75
       700             CADENCE DESIGN SYS INC (b)                         10,773.00         12,586.00
     5,900             CIENA CORP (b)                                     34,476.50         39,176.00
   111,650             CISCO SYS INC (b)                                 168,994.61      2,711,978.50
     2,950             CITRIX SYS INC (b)                                 17,801.48         62,569.50
       900             COGNIZANT TECHNOLOGY SOLUTIONS (b)                 39,537.00         41,076.00
     4,525             COMPUTER ASSOC INTL INC                            58,366.08        123,713.50
     2,500             COMPUTER SCIENCES CORP (b)                         99,325.00        110,575.00
     1,800             COMPUWARE CORP (b)                                 10,278.00         10,872.00
     2,200             COMVERSE TECHNOLOGY INC (b)                        37,400.00         38,698.00
    18,400             CORNING INC (b)                                   115,584.00        191,912.00
    26,650             DELL INC (b)                                      645,367.10        905,034.00
    14,700             DENDRITE INTL INC (b)                              57,964.55        230,349.00
     3,000             ELECTRONIC ARTS INC (b)                           149,447.30        143,340.00
     4,800             ELECTRONIC DATA SYS CORP NEW                      108,945.00        117,792.00
    42,210             EMC CORP (b)                                      337,884.96        545,353.20
     3,700             EMULEX CORP (b)                                    49,942.60         98,716.00


See accompanying notes to investments in securities     19                                                    (Continured)



                             CLEARWATER GROWTH FUND
                             Schedule of Investments
                          Year ended December 31, 2003
     Face                                                                                                      Percent
    amount                                                                                    Market              of
  or shares                            Security                              Cost           value (a)         net assets
---------------  -----------------------------------------------------  ---------------   ---------------   ---------------
   Information technology (Cont'd):
    24,764             FIRST DATA CORP                                $  126,113.92      1,017,552.76
    10,550             FISERV INC (b)                                     95,145.36        416,830.50
       400             FOUNDRY NETWORKS INC (b)                            9,104.00         10,944.00
     1,400             HARRIS CORP DEL                                    37,336.80         53,130.00
    42,227             HEWLETT PACKARD CO                                785,505.97        969,954.19
   104,000             INTEL CORP                                        208,329.75      3,348,800.00
    17,950             INTERNATIONAL BUSINESS MACHS                     1,500,284.73     1,663,606.00
       200             INTERNATIONAL RECTIFIER CORP (b)                    8,916.00          9,882.00
       400             INTERSIL CORP                                      11,020.00          9,940.00
     2,500             INTUIT (b)                                        103,285.00        132,275.00
     5,600             JABIL CIRCUIT INC (b)                              94,248.00        158,480.00
     3,200             JUNIPER NETWORKS INC (b)                           46,604.00         59,776.00
     2,600             KLA TENCOR CORP (b)                                86,093.80        152,542.00
       400             LAM RESH CORP (b)                                  10,560.00         12,920.00
     1,800             LEXMARK INTL INC (b)                               76,345.56        141,552.00
     3,600             LINEAR TECHNOLOGY CORP                            111,093.12        151,452.00
     4,600             LSI LOGIC CORP (b)                                 43,516.00         40,802.00
     2,400             MACROMEDIA INC (b)                                 18,504.00         42,816.00
     4,500             MAXIM INTEGRATED PRODS INC                        204,480.00        224,100.00
       700             MAXTOR CORP (b)                                    10,465.00          7,770.00
       950             MERCURY INTERACTIVE CORP (b)                       22,931.96         46,208.00
     4,200             MICROCHIP TECHNOLOGY INC                           66,924.48        140,112.00
     8,800             MICRON TECHNOLOGY INC (b)                          68,191.20        118,536.00
   113,850             MICROSOFT CORP                                    331,720.45      3,135,429.00
     1,800             MOLEX INC                                          56,934.00         62,802.00
    26,700             MOTOROLA INC                                      213,544.00        375,669.00
     1,000             NATIONAL SEMICONDUCTOR CORP (b)                    21,120.00         39,410.00
     4,200             NETWORK APPLIANCE INC (b)                          94,994.00         86,226.00
     1,700             NOVELL INC (b)                                     10,421.00         17,884.00
     2,100             NOVELLUS SYS INC (b)                               80,556.00         88,305.00
     1,700             NVIDIA CORP (b)                                    29,070.00         39,525.00
    74,300             ORACLE CORP (b)                                    38,767.49        980,760.00
    19,497             PAYCHEX INC                                        54,860.52        725,288.40
     4,625             PEOPLESOFT INC (b)                                 69,375.00        105,450.00
       600             PMC SIERRA INC (b)                                  9,918.00         12,090.00
     2,600             POLYCOM INC (b)                                    26,520.00         50,752.00
       200             QLOGIC CORP (b)                                    10,666.00         10,320.00
     9,625             QUALCOMM INC                                      272,392.31        519,076.25
       800             RED HAT INC (b)                                    10,560.00         15,016.00
       100             SANDISK CORP (b)                                    7,761.00          6,114.00
     7,000             SANMINA SCI CORP (b)                               55,496.56         88,270.00
     2,100             SCIENTIFIC ATLANTA INC                             34,730.80         57,330.00
     3,100             SIEBEL SYS INC (b)                                 30,566.95         42,997.00
     9,300             SOLECTRON CORP (b)                                 40,084.22         54,963.00
     1,300             STORAGE TECHNOLOGY CORP (b)                        16,853.20         33,475.00
    27,325             SUN MICROSYSTEMS INC (b)                           95,708.12        122,689.25
       600             SUNGARD DATA SYS INC (b)                           16,980.00         16,626.00
     7,200             SYMANTEC CORP (b)                                  70,951.32        249,480.00
       525             SYMBOL TECHNOLOGIES INC                             4,020.77          8,867.25
     1,600             SYNOPSYS INC (b)                                   26,567.52         54,016.00
     1,100             TEKTRONIX INC                                      20,166.96         34,760.00
     5,150             TELLABS INC (b)                                    27,562.29         43,414.50
       500             TERADYNE INC (b)                                   10,095.00         12,725.00
    23,900             TEXAS INSTRS INC                                  481,282.00        702,182.00
     1,500             UNISYS CORP (b)                                    11,895.00         22,275.00
       900             UTSTARCOM INC (b)                                  25,695.00         33,363.00
    10,900             VERISIGN INC (b)                                   60,947.35        177,670.00
     4,200             VERITAS SOFTWARE CORP (b)                          92,785.92        156,072.00
       500             VISHAY INTERTECHNOLOGY INC (b)                      9,685.00         11,450.00
     2,600             WATERS CORP (b)                                    60,997.30         86,216.00
       700             WESTERN DIGITAL CORP (b)                            9,450.00          8,253.00
    10,250             XEROX CORP (b)                                     82,691.36        141,450.00
    13,050             XILINX INC (b)                                     92,296.88        505,557.00
     5,500             YAHOO INC (b)                                      88,359.08        248,435.00
                                                                        ---------------   ---------------
                                                                        9,601,929.49      25,443,385.05             16.91%

See accompanying notes to investments in securities     20                                                    (Continured)



                             CLEARWATER GROWTH FUND
                             Schedule of Investments
                          Year ended December 31, 2003
     Face                                                                                                      Percent
    amount                                                                                    Market              of
  or shares                            Security                              Cost           value (a)         net assets
---------------  -----------------------------------------------------  ---------------   ---------------   ---------------

   Materials:
     2,150             AIR PRODS & CHEMS INC                          $   88,634.99        113,584.50
    11,700             ALCOA INC                                         313,080.00        444,600.00
     3,100             ARCH COAL INC                                      55,784.50         96,627.00
       800             BALL CORP                                          12,499.00         47,656.00
     2,100             BEMIS INC                                          93,645.09        105,000.00
     1,300             BOWATER INC                                        52,067.99         60,203.00
    11,650             DOW CHEM CO                                       361,413.36        484,290.50
    11,125             DU PONT E I DE NEMOURS & CO                       442,098.17        510,526.25
     1,000             EASTMAN CHEM CO                                    32,854.00         39,530.00
     1,200             ECOLAB INC                                         33,060.00         32,844.00
     1,600             ENGELHARD CORP                                     27,733.72         47,920.00
       300             FLORIDA ROCK INDS INC                              16,401.00         16,455.00
       400             GEORGIA PAC CORP                                   10,620.00         12,268.00
    12,625             INTERNATIONAL FLAVOURS                            271,595.32        440,865.00
     6,531             INTERNATIONAL PAPER CO                            230,601.17        281,551.41
       500             LAFARGE NORTH AMERICA INC                          18,050.00         20,260.00
       300             LUBRIZOL CORP                                       9,393.00          9,756.00
     8,050             LYONDELL CHEMICAL CO                              102,700.07        136,447.50
       700             MARTIN MARIETTA MATLS INC                          27,965.00         32,879.00
     3,875             MEADWESTVACO CORP                                  86,711.46        115,281.25
     5,808             MONSANTO CO NEW                                    51,490.46        167,154.24
     7,400             NEWMONT MNG CORP                                  102,656.50        359,714.00
       200             NUCOR CORP                                         10,184.00         11,200.00
    12,800             OM GROUP INC (b)                                   64,856.64        335,232.00
     1,500             OWENS ILL INC (b)                                  17,700.00         17,835.00
     2,450             PACTIV CORP (b)                                    22,665.39         58,555.00
     2,100             PHELPS DODGE CORP (b)                              60,900.00        159,789.00
     2,450             PPG INDS INC                                       99,172.82        156,849.00
     4,150             PRAXAIR INC                                       119,435.50        158,530.00
     3,100             RAYONIER INC                                       91,808.81        128,681.00
     2,200             ROHM & HAAS CO                                     78,122.00         93,962.00
    11,000             RPM INTL INC                                      113,011.80        181,060.00
     1,200             SEALED AIR CORP NEW (b)                            58,956.00         64,968.00
       200             SIGMA ALDRICH                                      11,098.00         11,436.00
    18,200             SMURFIT STONE CONTAINER CORP (b)                  203,146.58        337,974.00
     3,600             SONOCO PRODS CO                                    74,518.92         88,632.00
       400             TEMPLE INLAND INC                                  20,104.00         25,068.00
     1,300             VULCAN MATLS CO                                    56,979.00         61,841.00
       200             WEYERHAEUSER CO                                    11,874.00         12,800.00
                                                                        ---------------   ---------------
                                                                        3,555,588.26     5,479,824.65               3.64%
   Telecommunication services:
     3,700             AMERICAN TOWER CORP (b)                            34,854.00         40,034.00
    39,575             AT & T WIRELESS SVCS INC (b)                      222,550.01        316,204.25
     9,600             AT&T CORP                                         190,041.60        194,880.00
    14,800             BELLSOUTH CORP                                    374,757.44        418,840.00
     7,450             CENTURYTEL INC                                    200,626.85        243,019.00
    11,525             CITIZENS COMMUNICATIONS CO (b)                     88,166.25        143,140.50
     6,475             CLEAR CHANNEL COMMUNICATIONS                      240,714.00        303,224.25
     7,400             LEVEL 3 COMMUNICATIONS INC (b)                     38,049.00         42,180.00
    10,225             NEXTEL COMMUNICATIONS INC (b)                     144,692.02        286,913.50
       500             PANAMSAT CORP NEW (b)                               9,645.00         10,780.00
     2,150             RADIO ONE INC (b)                                  28,968.93         41,495.00
    19,200             QWEST COMMUNICATIONS INTL INC (b)                  69,609.60         82,944.00
    32,737             SBC COMMUNICATIONS INC                            775,918.21        853,453.59
    27,250             SPRINT CORP                                       288,653.67        447,445.00
     6,925             SPRINT CORP (b)                                    29,467.25         38,918.50
     1,300             TELEPHONE & DATA SYS INC                           53,404.00         81,315.00
     1,225             UNITED STATES CELLULAR CORP (b)                    29,156.96         43,487.50
    28,800             VERIZON COMMUNICATIONS                           1,066,217.54     1,010,304.00
    14,700             VODAFONE GROUP PLC NEW (d)                        148,350.04        368,088.00
                                                                        ---------------   ---------------
                                                                        4,033,842.37     4,966,666.09               3.30%


See accompanying notes to investments in securities     21                                                    (Continured)



                             CLEARWATER GROWTH FUND
                             Schedule of Investments
                          Year ended December 31, 2003
     Face                                                                                                      Percent
    amount                                                                                    Market              of
  or shares                            Security                              Cost           value (a)         net assets
---------------  -----------------------------------------------------  ---------------   ---------------   ---------------
   Utilities:
     3,200             AES CORP (b)                                   $   23,740.00         30,208.00
       800             AGL RES INC                                        22,424.00         23,280.00
       925             ALLETE INC                                         22,005.75         28,305.00
     5,400             AMEREN CORP                                       209,724.00        248,400.00
     1,100             CENTERPOINT ENERGY INC                             10,472.00         10,659.00
       100             CONSOLIDATED EDISON INC                             3,225.69          4,301.00
       600             CONSTELLATION ENERGY GROUP INC                     16,047.00         23,496.00
       200             DOMINION RES INC VA NEW                            12,410.00         12,766.00
     2,300             DTE ENERGY CO                                      84,036.25         90,620.00
    15,600             DUKE ENERGY CO                                    252,328.44        319,020.00
     9,425             EDISON INTL (b)                                   108,441.28        206,690.25
     5,000             EL PASO CORP                                       41,097.50         40,950.00
     9,400             ENTERGY CORP                                      184,382.88        537,022.00
       300             FIRSTENERGY CORP                                    9,927.00         10,560.00
       800             GREAT PLAINS ENERGY INC                            19,079.28         25,456.00
     2,200             KEYSPAN CORP                                       55,616.84         80,960.00
       900             NATIONAL FUEL GAS CO N J                           20,790.00         21,996.00
     6,900             NISOURCE INC                                      111,901.44        151,386.00
     2,400             OGE ENERGY CORP                                    43,344.00         58,056.00
     8,200             PEOPLES ENERGY CORP                               334,284.00        344,728.00
       128             PEPCO HLDGS INC                                     1,709.51          2,501.12
     9,800             PG&E CORP (b)                                     131,784.52        272,146.00
     2,400             PINNACLE WEST CAP CORP                             71,637.12         96,048.00
       425             PPL CORP                                           13,588.02         18,593.75
     2,150             PROGRESS ENERGY INC                                65,685.30         97,309.00
     7,350             PUGET ENERGY INC                                  149,926.32        174,709.50
     2,900             QUESTAR CORP                                       66,188.15        101,935.00
     8,600             SOUTHERN CO                                       176,009.71        260,150.00
     7,600             TECO ENERGY INC                                    90,842.04        109,516.00
    15,700             TXU CORP                                          284,986.40        372,404.00
     1,500             UGI CORP NEW                                       48,600.00         50,850.00
     6,100             WILLIAMS COS INC                                   47,432.00         59,902.00
    19,275             WISCONSIN ENERGY CORP                             371,658.62        644,748.75
    12,125             XCEL ENERGY INC                                   108,917.66        205,882.50
                                                                        ---------------   ---------------
                                                                        3,214,242.72     4,735,554.87               3.15%
Rights/Warrants:
         0.347         NTL INC NEW (b)                                         4.37              6.79                0.00%
Cash equivalents:
    929,908.49         SSGA MONEY MARKET FUND                            929,908.49        929,908.49                0.62%
                                                                        ---------------   ---------------
                                                                                                            ---------------
                                  Grand total (c)                     $ 83,090,532.66     150,815,124.32           100.24%
                                                                        ===============   ===============   ===============


Notes to investments in securities:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)  Currently non-income producing assets.

(c) At December 31, 2003, the cost for Federal income tax purposes was $83,090,533. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

           Gross unrealized appreciation                      $ 67,996,418.86
           Gross unrealized depreciation                          (271,827.20)
                                                               ---------------
                      Net unrealized appreciation            $  67,724,591.66
                                                               ===============

(d) Foreign security values are stated in U.S. dollars. As of December 31, 2003, the value of foreign securities represented 0.94% of net assets.


See accompanying independent auditors' report.





See accompanying notes to investments in securities     22                                                    (Continured)

                            CLEARWATER SMALL CAP FUND
                             Schedule of Investments
                          Year ended December 31, 2003

     Face                                                                                                      Percent
    amount                                                                                    Market              of
  or shares                            Security                              Cost           value (a)         net assets
---------------  -----------------------------------------------------  ---------------   ---------------   ---------------
   Business services:
     65,000             ADMINISTAFF INC (b)                             $  582,198.19       1,129,700.00
     64,750             FTI CONSULTING INC (b)                            1,213,306.35      1,513,207.50
     80,700             LABOR READY INC (b)                                645,492.80       1,057,170.00
    101,650             MOORE WALLACE INC (b)                             1,036,372.22      1,903,904.50
     46,450             NAVIGANT CONSULTING CO (b)                         410,021.29        876,047.00
                                                                          ---------------   ---------------
                                                                          3,887,390.85      6,480,029.00            4.69%
   Consumer discretionary:
     58,400             4 KIDS ENTERTAINMENT INC (b)                      1,203,433.59      1,519,568.00
     56,350             ALLIANCE GAMING CORP (b)                           965,714.88       1,389,027.50
     68,000             CHARLOTTE RUSSE HLDG INC (b)                       736,864.24        942,480.00
     65,650             ELECTRONICS BOUTIQUE HLDGS COR (b)                1,126,540.32      1,502,728.50
     54,250             GAMESTOP CORP (b)                                  796,844.27        835,992.50
     88,950             GENESCO INC (b)                                   1,486,666.10      1,345,813.50
    209,240             GOODYS FAMILY CLOTHING INC                        1,119,125.02      1,958,486.40
     62,600             GYMBOREE CORP (b)                                  881,307.82       1,078,598.00
     60,500             HELEN OF TROY LTD (b)                              656,467.81       1,400,575.00
    163,350             LA QUINTA CORP (b)                                 851,093.98       1,047,073.50
     37,350             NU SKIN ENTERPRISES INC                            374,164.86        638,311.50
     59,678             RC2 CORP (b)                                       875,198.82       1,238,318.50
     36,600             SCHOLASTIC CORP (b)                               1,020,882.90      1,245,864.00
     31,850             SHOE CARNIVAL INC (b)                              453,102.79        566,930.00
    107,500             STAGE STORES INC (b)                              2,475,985.55      2,999,250.00
     27,500             WEST MARINE INC (b)                                342,612.64        764,775.00
                                                                          ---------------   ---------------
                                                                          15,366,005.59     20,473,791.90          14.83%
   Consumer staples:
    147,400             CHIQUITA BRANDS INTL INC (b)                      2,448,257.18      3,320,922.00
                                                                          ---------------   ---------------
                                                                          2,448,257.18      3,320,922.00            2.40%
   Energy:
     55,050             FOREST OIL CORP (b)                               1,275,560.56      1,572,778.50
     99,250             OIL STATES INTL INC (b)                           1,126,563.57      1,383,545.00
     81,000             REMINGTON OIL GAS CORP (b)                        1,391,668.18      1,594,890.00
     42,850             ST MARY LD & EXPL CO                              1,005,734.47      1,221,225.00
     16,650             STONE ENERGY CORP (b)                              551,449.95        706,792.50
    107,200             SUPERIOR ENERGY SVCS INC (b)                       946,100.30       1,007,680.00
    117,050             TSAKOS ENERGY NAVIGATION LTD (b) (d)              1,735,150.24      2,159,572.50
                                                                          ---------------   ---------------
                                                                          8,032,227.27      9,646,483.50            6.99%
   Financials:
     89,050             AMERICAN MED SEC GROUP INC (b)                    1,377,072.09      1,996,501.00
     32,650             AMERIGROUP CORP (b)                               1,349,235.85      1,392,522.50
     56,050             EDUCATION LENDING GROUP INC (b)                    631,537.38        750,509.50
     46,150             ENCORE CAP GROUP INC (b)                           511,891.16        685,327.50
     16,950             FIRST CMNTY BANCORP CALIF                          502,403.35        612,573.00
     55,100             GREATER BAY BANCORP                                956,165.95       1,569,248.00
     44,000             IPC HOLDINGS LTD BERMUDA (d)                       996,904.82       1,713,360.00
    104,200             LABRANCHE & CO INC                                1,148,348.39      1,216,014.00
    176,850             MFA MTG INVTS INC                                 1,653,157.97      1,724,287.50
    107,550             ONE LIBERTY PROPERTIES INC                        1,794,172.66      2,145,622.50
     71,891             PACIFIC CREST CAP INC                              480,867.57       1,858,382.35
     35,125             PENN AMERICA GROUP INC                             196,180.21        466,108.75
     29,900             REDWOOD TR INC                                     883,333.00       1,520,415.00
     37,150             REINSURANCE GROUP AMER INC                        1,097,672.10      1,435,847.50
     75,450             SELECTIVE INSURANCE GROUP INC                     1,552,462.34      2,441,562.00
    125,231             W HLDG COINC                                      1,541,806.53      2,330,539.61
                                                                          ---------------   ---------------
                                                                          16,673,211.37     23,858,820.71          17.28%
   Healthcare:
     42,200             ACCREDO HEALTH INC (b)                             781,698.11       1,333,942.00
     72,800             ALPHARMAINC                                       1,137,031.47      1,463,280.00
    145,550             BIOSOURCE INTL INC (b)                             906,176.35        985,373.50
    116,650             CARDIA SCIENCE INC (b)                             346,714.61        465,433.50
     66,850             CTI MOLECULAR IMAGING INC (b)                      913,955.24       1,130,433.50
     52,550             CURATIVE HEALTH SVCS INC NEW (b)                   740,706.89        725,190.00


See accompanying notes to investments in securities     23                                                    (Continured)



                            CLEARWATER SMALL CAP FUND
                             Schedule of Investments
                          Year ended December 31, 2003
     Face                                                                                                      Percent
    amount                                                                                    Market              of
  or shares                            Security                              Cost           value (a)         net assets
---------------  -----------------------------------------------------  ---------------   ---------------   ---------------
   Healthcare (Cont'd):
     75,250             HOLOGIC INC (b)                                 $  652,044.23       1,304,082.50
     29,800             K V PHARMACEUTICAL COMPANY (b)                     397,451.92        759,900.00
    153,250             NORTH AMERN SCIENTIFIC INC (b)                    1,261,588.42      1,609,125.00
    143,339             ORTHOLOGIC CORP (b)                                399,650.94        878,668.07
     31,100             PHARMACEUTICAL PROD DEV INC (b)                    902,344.72        838,767.00
     68,400             PROVINCE HEALTHCARE CO (b)                         761,419.90       1,094,400.00
     88,700             REHAB CARE GROUP INC (b)                          1,331,647.46      1,885,762.00
     40,000             SEROLOGICALS CORP (b)                              357,502.57        744,000.00
     37,050             SIERRA HEALTH SVCS INC (b)                         467,186.14       1,017,022.50
                                                                          ---------------   ---------------
                                                                          11,357,118.97     16,235,379.57          11.76%
   Industrials:
     73,500             COOPER TIRE & RUBR CO                             1,255,472.40      1,571,430.00
     76,550             GRIFFON CORP (b)                                  1,347,961.73      1,550,903.00
     34,370             NOBLE INTL LTD                                     257,730.52        783,636.00
     14,150             STRATTEC SEC CORP (b)                              669,987.18        861,876.50
     65,900             WATTS WATER TECHNOLOGIES INC                      1,258,395.30      1,462,980.00
                                                                          ---------------   ---------------
                                                                          4,789,547.13      6,230,825.50            4.51%
   Information technology:
     91,900             ADAPTEC INC (b)                                    584,742.67        811,477.00
     53,050             ASM INTERNATIONAL N V (b) (d)                      599,139.00       1,073,732.00
     44,900             AUGUST TECHNOLOGY CORP (b)                         631,506.47        832,895.00
     71,250             BEARINGPOINT INC (b)                               702,109.98        718,912.50
    178,600             BROOKTROUT INC (b)                                1,034,177.85      2,246,788.00
    102,340             CAPTARIS INC (b)                                   447,181.42        575,150.80
    115,850             CEVA INC (b)                                       878,646.70       1,204,840.00
     45,550             DSP GROUPINC (b)                                   719,249.91       1,134,650.50
     64,750             DUCOCORP INC (b)                                   486,834.21        657,212.50
     93,450             ENTEGRIS INC (b)                                   931,361.49       1,200,832.50
     17,250             HARRIS CORP DEL                                    429,936.80        654,637.50
    112,100             INTEGRATED DEVICE TECHNOLOGY (b)                  1,280,400.14      1,924,757.00
     19,900             LEXAR MEDIA INC (b)                                120,225.03        346,857.00
    164,700             MAXTOR CORP (b)                                   1,219,751.79      1,828,170.00
     41,700             MEDQUIST INC (b)                                   613,894.89        669,702.00
     87,950             MENTOR GRAPHICS CORP (b)                          1,240,518.68      1,278,793.00
     69,700             MERIX CORP (b)                                     773,146.15       1,709,741.00
    124,800             MPS GROUP INC (b)                                  957,259.57       1,166,880.00
     90,300             OVERLAND STORAGE INC (b)                          1,052,330.43      1,697,640.00
     21,850             PEC SOLUTIONS INC (b)                              319,445.63        370,357.50
     54,800             PHOTRONICS INC (b)                                 692,306.63       1,091,616.00
     96,350             REMEC INC (b)                                      409,324.44        810,303.50
    107,800             SILICON STORAGE TECHNOLOGY INC (b)                 699,445.68       1,185,800.00
    158,550             SKYWORKS SOLUTIONS INC (b)                        1,150,268.12      1,379,385.00
    198,900             TRIZETTO GROUP INC (b)                            1,394,151.37      1,282,905.00
     63,950             VIASAT INC (b)                                     622,322.08       1,224,003.00
     82,600             ZORAN CORP (b)                                    1,451,371.30      1,436,414.00
                                                                          ---------------   ---------------
                                                                          21,441,048.43     30,514,452.30          22.09%
   Materials:
     75,500             COMMERCIAL METALS CO                              1,117,364.49      2,295,200.00
     42,900             FMC CORP (b)                                       801,619.14       1,464,177.00
     53,900             GEORGIA GULF CORP                                 1,287,140.40      1,556,632.00
     56,250             GIBRALTAR STEEL CORP                              1,392,006.06      1,414,687.50
     17,550             QUANEX CORP                                        549,700.62        809,055.00
                                                                          ---------------   ---------------
                                                                          5,147,830.71      7,539,751.50            5.46%
   Transportation:
     71,450             COVENANT TRANS INC (b)                            1,089,664.74      1,358,264.50
     50,400             MESA AIR GROUP INC (b)                             546,321.25        631,008.00
    107,000             P A M TRANSN SVCS INC (b)                         2,344,615.52      2,282,310.00
     61,950             PACER INTL INC TN (b)                             1,233,917.24      1,252,629.00
                                                                          ---------------   ---------------
                                                                          5,214,518.75      5,524,211.50            4.00%


See accompanying notes to investments in securities     24                                                    (Continured)



                            CLEARWATER SMALL CAP FUND
                             Schedule of Investments
                          Year ended December 31, 2003
     Face                                                                                                      Percent
    amount                                                                                    Market              of
  or shares                            Security                              Cost           value (a)         net assets
---------------  -----------------------------------------------------  ---------------   ---------------   ---------------
   Utilities:
     39,700             CONNECTICUT WTR SVC INC                         $  722,678.65       1,097,705.00
     41,750             GREAT PLAINS ENERGY INC                           1,013,319.41      1,328,485.00
     60,775             MDU RES GROUP INC                                 1,140,393.53      1,447,052.75
     73,850             ONEOK INC NEW                                     1,343,132.39      1,630,608.00
                                                                          ---------------   ---------------
                                                                          4,219,523.98      5,503,850.75            3.99%
Rights/Warrants:
   Healthcare:
     18,541             DEL GLOBAL TECHNOLOGIES CORP (b)                     4,635.25          8,343.45             0.01%
Corporate Bonds:
   Healthcare:
  37,082.67             DEL GLOBAL TECHNOLOGIES CORP (b)                    26,725.19         30,934.99             0.02%
Cash equivalents:
6,774,753.13            SSGA MONEY MARKET FUND                            6,774,753.13      6,774,753.13            4.91%
                                                                          ---------------   ---------------
                                    Grand Total (c)                     $ 105,382,793.80    142,142,549.80        102.94%
                                                                          ===============   ===============

Notes to Investments in Securities

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)  Currently non-income producing assets.

(c) At December 31, 2003, the cost for Federal income tax purposes was $105,382,794. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

        Gross unrealized appreciation                       $  37,168,212.40
        Gross unrealized depreciation                            (408,456.40)
                                                              ---------------
                   Net unrealized appreciation              $  36,759,756.00
                                                              ===============

(d) Foreign security values are stated in U.S. dollars. As of December 31, 2003, the value of foreign securities represented 3.58% of net assets.


 See accompanying independent auditors' report.













See accompanying notes to investments in securities     25                                                    (Continured)

                         CLEARWATER TAX EXEMPT BOND FUND
                             Schedule of Investments
                          Year ended December 31, 2003

    Face                                                                                                      Percent
   amount                                            Maturity    Coupon                        Market           of
 or shares                  Security                   date       rate          Cost         value (a)      net assets
--------------------------------------------------------------- ----------  -------------- ---------------  ------------
Closed-end funds:
   23,000      BLACKROCKINSD MUN TERM TR INC                     5.101    $ 258,526.00      254,380.00
   33,000      BLACKROCKCALIF INSD MUN 2008                      6.279      547,053.00      563,970.00
   89,000      BLACKROCKINSD MUN 2008                            6.418      1,311,995.75   1,537,030.00
                                                                            -------------- ---------------
                                                                            2,117,574.75   2,355,380.00           1.78%
Municipal bonds:
  900,000      ABILENE TX HLTH FACS DEV CORP         11/15/2028  5.500      900,000.00      899,235.00
  220,000      AKRON OH CTFS PARTN                   12/1/2016   6.900      200,861.69      241,087.00
  350,000      AKRON OH CTFS PARTN                   12/1/2007   6.500      380,937.58      381,262.00
  490,000      ALABAMA HSG FIN AUTH SNGL FAM         10/1/2025   6.650      495,328.37      504,675.50
  500,000      ALASKA STHSG FIN CORP   (c)           12/1/2027  14.450      114,011.35      113,050.00
  995,000      ALASKA STHSG FIN CORP   (c)           12/1/2017  11.190      424,202.64      453,331.95
  200,000      ALLEGHENYCNTY PA HOSP DEV              4/1/2004   2.300      200,000.00      199,996.00
  225,000      ALLEGHENYCNTY PA HOSP DEV              4/1/2005   2.500      225,000.00      224,541.00
  400,000      ALLEGHENYCNTY PA HOSP DEV              4/1/2007   3.100      395,723.53      398,456.00
  300,000      ALLEGHENYCNTY PA HOSP DEV              4/1/2008   3.300      294,736.88      296,973.00
  340,000      ALLEGHENYCNTY PA HOSP DEV              4/1/2009   3.500      332,016.42      334,186.00
  350,000      ALLEGHENYCNTY PA HOSP DEV              4/1/2010   3.875      340,045.15      342,993.00
  800,000      ARIZONA HEALTH FACS AUTH REV          11/15/2009  6.500      800,000.00      804,560.00
  430,000      ARMSTRONGCNTY PA HOSP AUTH             6/1/2013   6.250      444,346.04      430,245.10
  500,000      AUSTIN TXCONVENTION ENTERPRIS          1/1/2016   6.375      504,012.06      533,805.00
  125,000      BEAUMONT TX HSG AUTH MLT FAM          11/1/2010   6.750      119,939.19      119,145.00
  550,000      BEAVER CNTY PA POLLUTN CTL REV         5/1/2020   7.750      594,659.56      601,749.50
  880,000      BELLEFONTAINE OH HOSP REV             12/1/2013   6.000      902,394.70      899,940.80
  250,000      BENTON HARBOR MI CHARTER               5/1/2009  10.000      250,000.00      248,062.50
  820,000      BEXAR CNTY TX HSG FIN CORP MF          4/1/2030   9.000      819,325.00      788,790.80
  665,000      BEXAR CNTY TX HSG FIN CORP MF          8/1/2030   8.125      639,681.20      628,152.35
1,250,000      BEXAR CNTY TX HSG FIN CORP MF          6/1/2031  10.500      1,250,000.00   1,219,125.00
  555,000      BEXAR CNTY TX HSG FIN CORP MF         9/15/2021   8.750      555,000.00      536,524.05
1,175,000      BEXAR CNTY TX HSG FIN CORP MF         12/1/2036   9.250      1,145,381.16   1,130,667.25
  995,000      BEXAR CNTY TX REV                     8/15/2022   5.750      1,086,135.69   1,074,530.35
  250,000      BIRMINGHAM BAPTIST MED CTR AL         8/15/2023   5.500      257,645.92      255,690.00
  185,000      BULLHEAD CITY AZ SPL ASSMT             1/1/2010   6.100      189,685.58      190,940.35
  110,000      CALCASIEUPARISH LA PUB TR AUT         11/1/2012   6.875      111,226.15      111,350.80
1,435,000      CALIFORNIA CNTY CALIF TOB              6/1/2019   4.750      1,378,068.58   1,403,186.05
  165,000      CALIFORNIA ST                         10/1/2020   5.250      170,561.31      175,307.55
  375,000      CALIFORNIA ST PUB WKS LEASE            6/1/2021   5.500      383,710.20      383,516.25
1,500,000      CALIFORNIA STATEWIDE CMNTYS           10/1/2020  11.000      1,500,000.00   1,504,770.00
1,250,000      CALIFORNIA STATEWIDE CMNTYS            1/1/2012   5.625      1,250,000.00   1,249,850.00
  180,000      CAPITAL REGION CMNTY DEV DIST          5/1/2006   5.950      179,801.13      180,351.00
  500,000      CAPITAL TR AGY FLA MULTIFAMILY         6/1/2013   4.750      500,000.00      490,680.00
  500,000      CAPITAL TR AGY FL REV                 10/1/2007   8.500      500,000.00      535,895.00
  500,000      CAPITAL TR AGY FL REV                 10/1/2033   8.950      500,000.00      587,690.00
1,000,000      CARVER CNTY MN HSG & REDEV             8/1/2027   5.875      944,610.94     1,033,520.00
  580,000      CEDAR RAPIDS IA PLTN CTL REV          11/1/2023   5.500      596,294.88      593,038.40
  400,000      CHARTIERSVALLEY PA INDL               8/15/2012   5.000      395,834.26      396,664.00
  300,000      CHESTER CNTY PA HLTH+ED FACS          5/15/2015   5.500      310,355.35      307,401.00
  450,000      CHESTERFIELD CNTY VA INDL DEV          7/1/2019   5.200      404,747.10      467,284.50
  250,000      CHESTERFIELD CNTY VA INDL DEV          6/1/2017   5.875      259,020.20      271,350.00
  300,000      CHESTERFIELD MO REV                   4/15/2016   4.500      298,292.67      306,849.00
1,000,000      CHICAGO IL GAS SUPPLY REV              6/1/2025   6.100      1,067,689.10   1,069,510.00
1,000,000      CHICAGO IL GAS SUPPLY REV              6/1/2025   6.100      1,074,449.16   1,075,930.00
  340,000      CHICAGO IL OHARE INTL ARPT REV         1/1/2018   5.000      351,255.16      347,616.00
1,000,000      CHICAGO IL TAX INCREMENT              12/1/2008   6.500      974,418.13     1,091,660.00
  950,000      CLARK CNTY NV INDL DEV REV            10/1/2022   7.200      964,373.81      993,795.00
  500,000      CLARK CNTY NV POLLUTN CTL REV          6/1/2019   6.600      522,497.20      516,950.00
  500,000      COLLIER CNTY FL HLTH FACS AUTH        12/1/2019   7.000      533,438.86      531,690.00
   30,000      COLLINSVILLE IL INDL DEV REV          11/1/2004   6.000       29,928.50       29,892.90
  275,000      COLORADO EDL & CULTURAL FACS          6/15/2012   4.625      268,427.85      269,901.50
  300,000      COLORADO HEALTH FACS AUTH REV          6/1/2015   6.900      283,324.25      159,000.00
  500,000      COLORADO HEALTH FACS AUTH REV          9/1/2025   6.125      525,584.49      523,555.00
1,000,000      COLORADO HEALTH FACS AUTH REV         10/1/2027   5.900      1,015,831.71   1,018,140.00
  295,000      COLORADO HEALTH FACS AUTH REV         12/1/2008   4.400      291,149.69      301,121.25
  500,000      COLORADO HEALTH FACS AUTH REV         12/1/2010   6.250      500,000.00      566,305.00
  250,000      CONNECTICUT ST HLTH & EDL FACS         7/1/2013   6.750      259,276.71      251,107.50



See accompanying notes to investments in securities     26                                                    (Continured)


                         CLEARWATER TAX EXEMPT BOND FUND
                             Schedule of Investments
                          Year ended December 31, 2003
    Face                                                                                                      Percent
   amount                                            Maturity    Coupon                        Market           of
 or shares                  Security                   date       rate          Cost         value (a)      net assets
--------------------------------------------------------------- ----------  -------------- ---------------  ------------
Municipal bonds (Cont'd):
  200,000      CONNECTICUT ST HLTH & EDL FACS         7/1/2014   6.200    $ 206,372.14      202,776.00
  460,000      CONNECTICUT ST HLTH & EDL FACS        11/1/2012   5.875      474,686.40      469,931.40
  465,000      CONNECTICUT ST HLTH & EDL FACS        11/1/2012   5.875      475,081.36      476,011.20
1,000,000      CONNECTICUT ST ARPT REV               10/1/2012   7.650      1,054,163.45   1,046,050.00
  750,000      CONVERSE CNTY WY HOSP REV             12/1/2015   7.900      750,000.00      779,835.00
  295,000      COW CREEKBANK UMPQUA TRIBE             7/1/2012   5.100      279,893.31      304,693.70
1,070,000      CROW FIN AUTH MINN TRIBAL PUR         10/1/2017   5.650      1,003,943.16   1,110,189.20
  270,000      DAKOTA CNTY MN HSG & REDEV            2/20/2032   6.875      281,359.27      287,771.40
   80,000      DALLAS TXHSG CORP CAP PROGRAM         12/1/2009   7.875       80,000.00       82,316.00
   60,000      DALLAS TXHSG CORP CAP PROGRAM         12/1/2009   7.750       60,670.64       60,582.00
  505,000      DALLAS TXHSG FIN CORP                 10/20/2032  6.750      522,303.30      557,004.90
1,400,000      DARLINGTON CNTY SC POLLUTN CTL        11/1/2010   6.600      1,456,001.35   1,440,684.00
  350,000      DAYTON OHARPT REV                     12/1/2015   5.250      372,765.07      373,387.00
  200,000      DE SOTO PARISH LA POLLUTN CTL          1/1/2019   7.600      206,489.98      205,980.00
  215,000      DELAWARE CNTY PA AUTH HOSP REV        12/15/2020  5.300      221,807.47      219,856.85
  300,000      DELAWARE ST HLTH FACS AUTH REV         6/1/2024   6.800      313,515.47      311,814.00
   25,462      DREW CNTYAR PUB FACS BRD               8/1/2011   7.750       25,478.57       25,487.39
  930,000      EAGLE MOUNTAIN UT SPL ASSMT            2/1/2007   8.000      930,000.00      944,814.90
  500,000      EL PASO TX HEALTH FACS DEV            8/15/2012   7.000      500,000.00      498,985.00
1,500,000      ESCAMBIA CNTY FL HLTH FAC REV          7/1/2020   5.950      1,591,344.86   1,586,655.00
  500,000      ESTHERVILLE IA HOSP REV                7/1/2020   6.300      514,735.89      536,705.00
1,000,000      FIDDLERS CREEK CMNTY DEV DIST          5/1/2013   5.750      991,049.20     1,004,570.00
  635,000      FISHAWK CMNTY DEV DIST II             11/1/2007   5.000      632,770.86      635,063.50
  750,000      FLORIDA HSG FIN CORP REV              10/1/2030   5.750      789,685.81      793,492.50
  415,000      GAINESVILLE & HALL CNTY GA            11/15/2010  6.400      401,604.42      432,952.90
  345,000      GAINESVILLE & HALL CNTY GA            11/15/2011  6.500      332,684.54      360,224.85
  380,000      GAINESVILLE & HALL CNTY GA            11/15/2015  6.750      357,820.24      397,590.20
  500,000      GATEWAY SVCS CMNTY DEV DIST FL         5/1/2010   5.500      496,027.67      500,090.00
  100,000      GEORGETOWN KY WTR & SWR REV            5/1/2004   5.900      100,668.51      101,547.00
  300,000      GA MUN ELEC RE R    (c)                1/1/2012   6.950      194,326.05      202,275.00
  500,000      GLENDALE CA HOSP REV                   1/1/2012   8.000      505,320.13      480,680.00
  250,000      GOLDEN STTOB SECURITIZATION            6/1/2021   5.000      240,150.72      249,212.50
  500,000      GOLDEN STTOB SECURIZATION COR          6/1/2016   5.250      509,021.32      507,440.00
  100,000      GROVE CITY PA AREA HOSP AUTH           7/1/2012   5.250       91,035.41       99,695.00
  500,000      HAWAII STDEPT BUDGET & FIN            11/15/2009  6.750      500,000.00      503,310.00
  500,000      HAWAII STDEPT BUDGET & FIN SP         11/15/2009  6.250      500,000.00      501,260.00
  260,000      HILLSBOROUGH CNTY FL INDL DEV         8/15/2024   5.800      273,404.07      270,959.00
  150,000      HILLSBOROUGH CNTY FL                  10/1/2005   2.500      150,125.14      149,310.00
1,250,000      HOFFMAN ESTATES IL TAX INCRMNT (c)    5/15/2007   4.460      1,088,138.53   1,097,200.00
  110,000      IDAHO HEALTH FACS AUTH REV             3/1/2005   4.800      110,673.81      110,891.00
  115,000      IDAHO HEALTH FACS AUTH REV             3/1/2006   4.900      115,930.41      115,892.40
  120,000      IDAHO HEALTH FACS AUTH REV             3/1/2007   5.000      120,862.87      120,780.00
  125,000      IDAHO HEALTH FACS AUTH REV             3/1/2008   5.100      125,454.84      125,698.75
  105,000      IDAHO HEALTH FACS AUTH REV             3/1/2009   5.200      104,991.43      104,649.30
  125,000      IDAHO HEALTH FACS AUTH REV             3/1/2010   5.300      124,341.37      124,245.00
  145,000      IDAHO HEALTH FACS AUTH REV             3/1/2011   5.400      144,161.91      143,371.65
  155,000      IDAHO HEALTH FACS AUTH REV             3/1/2012   5.500      154,019.59      153,502.70
  120,000      IDAHO HEALTH FACS AUTH HOSP            8/1/2009   5.750      121,363.19      121,879.20
  110,000      IDAHO HEALTH FACS AUTH HOSP            8/1/2010   6.000      111,125.00      111,663.20
1,300,000      ILLINOIS DEV FIN AUTH POLLUTN          3/1/2014   5.500      1,369,434.08   1,351,766.00
  195,000      ILLINOIS DEV FIN AUTH REV              7/1/2006   5.000      197,557.17      201,967.35
  250,000      ILLINOIS DEV FIN AUTH REV              7/1/2009   5.900      258,709.19      263,390.00
1,000,000      ILLINOIS DEV FIN AUTH REV              7/1/2019   6.050      996,385.89     1,012,050.00
  140,000      ILLINOIS EDL FACS AUTH REVS           10/1/2024   6.000      143,129.50      135,392.60
  475,000      ILLINOIS EDL FACS AUTH REVS           12/1/2017   6.875      487,804.94      483,839.75
  400,000      ILLINOIS HLTH FACS AUTH REV           12/1/2006   6.650      400,000.00      400,284.00
  630,000      ILLINOIS HLTH FACS AUTH REV           11/15/2023  6.000      642,767.82      642,039.30
  545,000      ILLINOIS HLTH FACS AUTH REV            5/1/2011   6.250      556,635.75      552,461.05
  500,000      ILLINOIS HLTH FACS AUTH REV           2/15/2019   6.000      513,062.12      512,680.00
  250,000      ILLINOIS HSG DEV AUTH                  7/1/2018   6.000      257,766.91      255,987.50
  410,000      ILLINOIS HSG DEV AUTH ELDERLY          1/1/2007   6.625      414,111.23      415,034.80
  220,000      ILLINOIS HSG DEV AUTH ELDERLY          3/1/2020   6.850      222,280.19      224,716.80
  750,000      INDIANA HLTH FAC HOSP REV              8/1/2008   6.000      770,438.76      788,362.50
  170,000      INDIANA HLTH FAC HOSP REV             2/15/2005   4.500      170,426.56      172,334.10


See accompanying notes to investments in securities     27                                                    (Continured)


                         CLEARWATER TAX EXEMPT BOND FUND
                             Schedule of Investments
                          Year ended December 31, 2003
    Face                                                                                                      Percent
   amount                                            Maturity    Coupon                        Market           of
 or shares                  Security                   date       rate          Cost         value (a)      net assets
--------------------------------------------------------------- ----------  -------------- ---------------  ------------
Municipal bonds (Cont'd):
  350,000      INDIANA HLTH FAC HOSP REV             2/15/2018   5.250    $ 355,278.77      357,784.00
  250,000      INDIANA HLTH FAC HOSP REV              1/1/2023   6.000      260,239.54      253,107.50
  620,000      INDIANA HLTH FAC FING AUTH REV        8/15/2009   4.750      569,290.68      643,684.00
  150,000      INDIANA HLTH FAC FING AUTH REV        8/15/2018   5.000      125,589.21      144,492.00
  500,000      INDIANA TRANSN FIN ARPT LEASE         11/1/2016   6.250      530,646.07      506,865.00
  205,000      INDIANAPOLIS IN ECON DEV REV          10/1/2010   7.250      208,617.30      108,650.00
  275,000      INTERMOUNTAIN PWR AGY UT REV           7/1/2020   5.500      283,592.38      281,484.50
  300,000      JACKSONVILLE FL HLTH INDL DEV         12/1/2016   6.400      234,345.61      159,000.00
  320,000      JACKSONVILLE FL HLTH INDL DEV         12/1/2007   7.550      157,120.00      157,120.00
1,250,000      JEFFERSONCNTY MO JR COLLEGE            7/1/2020   7.000      1,214,183.29   1,184,062.50
  100,000      KANSAS CITY MO PORT AUTH FACS         10/1/2005   5.750      102,639.32      102,777.00
  300,000      LEWIS CNTY WA PUB HOSP DIST           12/1/2011   6.000      303,027.56      316,920.00
  800,000      LONG BEACH MISS URBAN RENEWAL          3/1/2026   8.000      800,000.00      791,680.00
  555,000      LOUISIANALOC GOVT ENVIR FACS          6/20/2028   8.000      555,000.00      543,905.55
  500,000      LOUISIANAPUB FACS AUTH REV            6/15/2019   5.950      510,938.72      501,760.00
1,350,000      LOUISIANAPUB FACS AUTH REV            10/1/2011   6.250      1,180,124.34   1,186,164.00
  200,000      LUBBOCK TX HLTH FACS DEV CORP         1/20/2010   5.000      200,000.00      212,142.00
  310,000      LUBBOCK TX HLTH FACS DEV CORP         3/20/2012   5.000      310,000.00      332,952.40
  350,000      LUCAS CNTY OH HEALTH CARE FAC         8/15/2015   6.375      337,790.63      375,560.50
  550,000      LUCAS CNTY OH HEALTH CARE FAC          3/1/2027   4.100      550,000.00      563,772.00
  500,000      MARICOPA CNTY AZ INDL DEV              7/1/2012   6.500      500,000.00      515,620.00
  900,000      MARICOPA CNTY AZ INDL DEV             11/1/2010   9.000      900,000.00      907,533.00
  365,000      MARTIN CNTY FL  HEALTH FACS           11/15/2004  3.350      365,774.09      368,062.35
  790,000      MARYLAND ST HEALTH & HIGHER ED         1/1/2012   5.000      794,573.61      801,707.80
  150,000      MASHANTUCKET WESTERN PEQUOT  (c)       9/1/2009   8.490      105,558.34      118,083.00
  200,000      MASSACHUSETTS ST HLTH EDL FACS        11/15/2008  5.125      206,811.32      210,504.00
  600,000      MASSACHUSETTS ST HLTH EDL FACS        11/15/2009  5.125      613,520.76      628,554.00
  400,000      MASSACHUSETTS ST INDL FIN AGY         12/1/2006   4.950      392,170.05      403,604.00
  250,000      MCKEAN CNTY PA HOSP AUTH REV          10/1/2013   6.000      258,042.63      258,285.00
  175,000      MEDITERRANO CMNTY DEV DIST FL          5/1/2008   6.000      174,657.51      175,544.25
  855,000      MET GOVT NASHVILLE DAVIDSON TN        6/20/2036  10.000      855,000.00      708,649.65
  250,000      MICHIGAN ST HOSP FIN AUTH REV         10/15/2007  5.250      255,464.44      255,500.00
  700,000      MICHIGAN ST STRATEGIC FD               6/1/2014   4.600      700,000.00      744,499.00
  350,000      MISSOURI ST HLTH & EDL FAC REV         7/1/2016   6.750      339,922.02      185,500.00
  750,000      MISSOURI ST DEV FIN BRD FACS           4/1/2015   6.000      750,000.00      809,842.50
  350,000      MONROE LASALES TAX INCREMENT           3/1/2016   4.400      345,114.27      351,151.50
  695,000      MONROE MCKEEN PLAZA HSG DEV LA         2/1/2012   6.800      701,200.03      704,431.15
  140,000      MONTGOMERY AL MED CLINIC BRD           3/1/2006   7.375      140,280.57      140,460.60
  500,000      MONTGOMERY AL MED CLINIC BRD           3/1/2015   7.000      504,454.26      501,085.00
1,295,000      MONTGOMERY CNTY PA INDL DEV           11/15/2017  5.750      1,360,048.71   1,333,357.90
  400,000      MORGAN CNTY COLO POLLUTN CTL           6/1/2012   5.500      404,260.23      405,388.00
  650,000      MOUNTAIN REGL WTR SPL SVC DIST        12/1/2008   6.250      643,997.72      643,344.00
   60,000      MUSKOGEE CNTY OK HOME FIN AUTH (c)     6/1/2011  11.330       34,851.83       35,090.40
  810,000      NEW HAMPSHIRE HIGH EDL & HLTH         10/1/2023   6.000      831,770.06      823,138.20
  245,000      NEW HAMPSHIRE HIGH EDL & HLTH         10/1/2008   6.250      254,927.64      250,537.00
  380,000      NEW HAMPSHIRE ST HSG FIN AUTH (c)      1/1/2014  15.860      155,570.68      169,065.80
  500,000      NEW HAMPSHIRE ST INDL DEV AUTH        12/1/2009   5.500      500,432.33      512,850.00
  750,000      NEW JERSEY ECONOMIC DEV AUTH          11/15/2006  5.500      737,323.73      741,637.50
  250,000      NEW MEXICO HSG AUTH REGION             7/1/2017   6.000      250,000.00      250,797.50
  185,000      NEW MEXICO MTG FIN AUTH                1/1/2026   6.950      195,809.08      193,606.20
  320,000      NEW YORK ST DORM AUTH REVS            5/15/2017   6.000      324,239.00      329,424.00
   15,000      NEW YORK ST ENVIRONMENTAL FACS        9/15/2011   7.100       15,172.55       15,072.75
  400,000      NEW YORK ST MED CARE FACS FIN         11/1/2020   5.375      410,874.81      409,132.00
  145,000      NEW YORK ST DORM AUTH REVS             2/1/2012   4.000      145,000.00      146,515.25
  650,000      NEWPORT KY PUB PPTYS CORP REV          1/1/2027   8.500      639,425.72      633,145.50
  250,000      NORFOLK VA INDL DEV AUTH REV          11/1/2013   6.500      261,390.50      265,347.50
  250,000      NORTH FOREST INDPT SCH DIST           8/15/2012   6.125      269,474.20      271,017.50
  500,000      NORTH FOREST INDPT SCH DIST           8/15/2016   6.250      541,125.57      537,790.00
  720,000      NORTHERN TOB SECURITIZATION            6/1/2022   6.200      713,091.19      720,705.60
  750,000      OHIO ST AIR QUALITY DEV AUTH          12/1/2020   6.375      756,885.25      760,477.50
1,000,000      OHIO ST WTR DEV AUTH REV              8/15/2027   6.400      1,006,229.51   1,022,600.00
  400,000      OKLAHOMA DEV FIN AUTH HOSP            12/1/2023   5.125      391,917.27      396,044.00
  265,000      OREGON STHSG & CMNTY SVCS DEP          7/1/2022   5.700      274,263.98      279,948.65
  300,000      ORLEANS LA LEVEE DIST                 11/1/2014   5.950      320,996.38      332,718.00


See accompanying notes to investments in securities     28                                                    (Continured)


                         CLEARWATER TAX EXEMPT BOND FUND
                             Schedule of Investments
                          Year ended December 31, 2003
    Face                                                                                                      Percent
   amount                                            Maturity    Coupon                        Market           of
 or shares                  Security                   date       rate          Cost         value (a)      net assets
--------------------------------------------------------------- ----------  -------------- ---------------  ------------
Municipal bonds (Cont'd):
  330,000      ORLEANS PARISH LA SCH BRD  (c)         2/1/2015   8.140    $ 176,489.62      199,128.60
  100,000      OSCEOLA CNTY FL TRANSN REV             4/1/2017   6.100      100,251.37      101,304.00
  500,000      OTTUMWA IA HOSP FAC REV               10/1/2010   6.000      496,929.30      509,255.00
  160,000      PARKLANDSWEST CMNTY DEV DIST           5/1/2006   6.000      159,647.82      160,345.60
  200,000      PATERSON NJ HSG FIN CORP               2/1/2024   7.250      211,528.30      216,204.00
   75,000      PENNSYLVANIA ST HIGHER EDL FAC        11/15/2016  5.875       81,339.69       83,492.25
  175,000      PENNSYLVANIA ST HIGHER EDL FAC        11/15/2016  5.875      176,429.39      194,815.25
  250,000      PENNSYLVANIA ST HIGHER EDL            1/15/2031   6.000      261,224.48      264,427.50
  500,000      PENNSYLVANIA ST HIGHER EDL            3/15/2030   5.750      517,431.30      531,390.00
  480,000      PHOENIX AZ INDL DEV AUTH MTG           1/1/2016   6.250      438,483.43      494,371.20
1,100,000      PIMA CNTYAZ INDL DEV AUTH ED           2/1/2015   7.250      1,094,546.03   1,066,219.00
  350,000      PIMA CNTYAZ INDL DEV AUTH              8/1/2012   6.250      350,000.00      353,097.50
1,000,000      PLEASANTSCNTY WV POLL CTL              5/1/2015   6.150      1,083,015.84   1,079,680.00
  185,000      PLYMOUTH MN MULTIFAMILY HSG           6/20/2031   8.050      196,662.94      198,597.50
  250,000      PRIVATE COLLEGES & UNIVS AUTH GA      10/1/2014   5.250      261,438.74      262,555.00
  200,000      REUNION EAST CMNTY DEV DIST           11/1/2007   5.900      199,306.92      200,830.00
  700,000      RHODE ISLAND HSG & MTG FIN            10/1/2004   5.350      708,759.56      715,722.00
  645,000      RHODE ISLAND ST HLTH & ED BLDG        10/1/2012   5.600      663,013.09      660,015.60
  250,000      RICHARDSON TX HOSP AUTH REV           12/1/2023   6.750      255,611.97      255,260.00
  500,000      RIO GRANDE VY HLTH FACS DEV TX         8/1/2012   6.400      520,205.20      507,010.00
  150,000      ROSELLE ILL MULTI FAM HSG REV          1/1/2025   7.000      153,892.05      155,470.50
1,000,000      SACRAMENTO CA PWR AUTH PROJ            7/1/2022   6.000      1,099,295.73   1,114,790.00
1,200,000      SACRAMENTO CNTY CA SANTN DIST         12/1/2027   5.875      1,293,977.13   1,294,800.00
  800,000      ST LOUIS CNTY MO HSG AUTH             11/1/2014   8.500      800,000.00      664,424.00
1,500,000      SHAWNEE OK HOSP AUTH REV              10/1/2014   6.125      1,543,357.77   1,534,920.00
   80,000      SHELBY CNTY TN HLTH EDL & HSG          1/1/2026   6.600       80,133.11       68,000.00
  625,000      SHELBY CNTY TN HLTH EDL & HSG (b)      1/1/2029   5.550      556,862.50      312,500.00
  130,000      SHELBY CNTY TN HLTH EDL & HSG          1/1/2029   6.000        2,275.00        2,437.50
  150,000      SHELBY CNTY TN HLTH EDL & HSG (b)      1/1/2019   5.350      134,965.50       75,000.00
1,050,000      SHELBY CNTY TN HEALTH EDL HSG         12/1/2013   6.375      1,050,000.00   1,053,517.50
1,000,000      SKOWHEGANME POLLUTN                   11/1/2013   5.900      1,018,360.66   1,023,790.00
1,000,000      SOUTH CAROLINA JOBS ECON DEV          10/1/2005   6.750      997,735.36      988,720.00
  350,000      SOUTH LAKE CNTY HOSP DIST FLA         10/1/2008   4.250      349,247.29      353,384.50
  500,000      SOUTH LAKE CNTY HOSP FL               10/1/2013   5.500      495,526.10      508,065.00
  190,000      SOUTHWESTERN ILL DEV AUTH REV          4/1/2010   6.000      185,701.72      187,600.30
1,000,000      STERLING HILL CMNTY DEV DIST          11/1/2010   5.500      994,387.52     1,005,290.00
1,000,000      SUBURBAN MOBILITY AUTH REGL           2/15/2009   4.900      991,522.11     1,013,390.00
1,750,000      SULLIVAN IN POLLUTN CTL REV            5/1/2009   5.950      1,783,677.87   1,787,870.00
  300,000      SUNDANCE CMNTY FACS DIST AZ            7/1/2008   5.000      300,000.00      301,260.00
  290,000      TANGIPAH0A PARISH LA HOSP SVC          2/1/2005   2.500      291,386.84      292,117.00
  465,000      TARRANT CNTY TX HSG FIN CORP           6/1/2031  10.500      465,000.00      405,214.95
  250,000      TEMPLE TERRACE FLA WTR & SWR          10/1/2011   5.300      259,872.07      259,987.50
  420,000      TEXAS ST AFFORDABLE HSG CORP          10/1/2008   4.100      420,000.00      443,843.40
  250,000      TEXAS ST DEPT HSG & CMNTY              7/1/2016   6.350      259,940.21      261,267.50
  210,000      TEXAS ST DEPT HSG & CMNTY              7/1/2026   6.450      210,158.12      217,494.90
  800,000      TEXAS STUDENT HSG AUTH REV             1/1/2014  11.000      800,000.00      791,200.00
  500,000      THREE RIVS JR COLLEGE DIST MO          9/1/2011   7.000      500,000.00      480,640.00
  250,000      TOBACCO SETTLEMENT AUTH IA             6/1/2025   5.300      220,755.95      216,155.00
  300,000      TOBACCO SETTLEMENT REV MGMT           5/15/2022   6.000      294,183.87      284,421.00
  660,000      TOBACCO SETTLEMENT FING CORP           6/1/2019   4.375      598,978.22      625,732.80
  995,000      TOBACCO SETTLEMENT AUTH WA             6/1/2026   6.500      991,368.94      971,219.50
  325,000      TOBACCO SETTLEMENT FING CORP           6/1/2009   5.000      332,603.16      329,364.75
  500,000      TOBACCO SETTLEMENT FING CORP           6/1/2011   5.000      524,687.00      520,225.00
1,000,000      TOBACCO SETTLEMENT FING CORP           6/1/2010   5.500      1,046,978.48   1,046,260.00
  500,000      TOLEDO LUCAS CNTY OH PORT AUTH        12/1/2015   5.900      520,672.69      515,100.00
  840,000      TRAVIS CNTY TX HSG FIN CORP            6/1/2035   9.250      840,000.00      810,054.00
  375,000      VERMONT EDL & HLTH BLDGS AGY          6/15/2007   4.375      374,631.23      374,182.50
  300,000      VERRADO CMNTY FACS DIST NO 1          7/15/2013   6.000      300,000.00      302,265.00
  450,000      VIRGINIA ST HSG DEV AUTH               7/1/2015   5.450      472,239.65      484,758.00
  415,000      VISTA LAKES CMNTY DEV DIST FL          5/1/2008   5.800      413,789.18      418,195.50
  750,000      WAUKESHA WI REDEV AUTH REV            6/20/2043   8.000      750,000.00      751,575.00
  300,000      WESTCHESTER CNTY NY INDL DEV           7/1/2006   5.500      309,124.60      308,544.00
  145,000      WHITESIDECNTY IL HSG AUTH              5/1/2004   6.350      146,107.48      144,911.55
  155,000      WHITESIDECNTY IL HSG AUTH              5/1/2005   6.450      157,856.20      154,455.95


See accompanying notes to investments in securities     29                                                    (Continured)


                         CLEARWATER TAX EXEMPT BOND FUND
                             Schedule of Investments
                          Year ended December 31, 2003
    Face                                                                                                      Percent
   amount                                            Maturity    Coupon                        Market           of
 or shares                  Security                   date       rate          Cost         value (a)      net assets
--------------------------------------------------------------- ----------  -------------- ---------------  ------------
Municipal bonds (Cont'd):
1,500,000      WISCONSINST HEALTH & EDL FACS         12/1/2015   5.950    $ 1,528,770.49   1,535,460.00
  450,000      WISCONSINST HEALTH & EDL FACS          7/1/2017   6.000      466,891.71      478,291.50
  350,000      WISCONSINST HEALTH & EDL FACS          7/1/2021   6.000      361,627.48      368,427.50
  500,000      WISCONSINST HEALTH & EDL FACS         12/15/2020  5.500      535,879.76      544,920.00
1,405,000      WOODHILL PUB FAC CORP TEX             12/1/2015   7.250      1,382,876.76   1,372,123.00
   65,000      WYOMING CMNTY DEV AUTH HSG REV        12/1/2025   6.100       63,310.78       67,571.40
  250,000      YORK CNTYPA INDL DEV AUTH REV         10/1/2019   6.450      263,303.73      264,475.00
                                                                            -------------- ---------------  ------------
                                                                            127,329,388.21 127,580,526.54        94.87%
Cash Equivalents:
4,067,533.33   SSGA TAX EXEMPT MONEY MARKET FUND                            4,067,533.33   4,067,533.33           3.02%
                                                                            -------------- ---------------  ------------

                         Grand Total (d)                                  $ 133,514,496.29 134,003,439.87        99.64%
                                                                           ============== ===============  ============

Notes to investments in securities:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)  For  zero  coupon  bonds,  the  interest  rate  disclosed   represents  the
     annualized effective yield on the date of acquisition.

(d) At December 31, 2003, the cost for Federal income tax purposes was $133,514,496. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

         Gross unrealized appreciation                          $ 2,230,834.53
         Gross unrealized depreciation                           (1,741,890.95)
                                                                 --------------
                   Net unrealized appreciation                  $   488,943.58
                                                                 ==============

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows (unaudited):

                 Geographical Diversification          Percent
             --------------------------------------  ----------
Arizona                                                 3.67%
California                                              6.22
Florida                                                 8.32
Illinois                                                8.78
Indiana                                                 3.54
Louisiana                                               3.29
Missouri                                                2.78
Ohio                                                    3.82
Pennsylvania                                            5.05
Texas                                                  10.82
Wisconsin                                               2.74
Other                                                  40.98
                                                     -----------
                                                      100.00%
                                                     ===========


See accompanying independent auditors' report.







See accompanying notes to investments in securities     30                                                    (Continured)


Item 2. Code of Ethics.

(a) At the end of the period covered by this report the Trustees of the Clearwater Investment Trust have adopted a code of ethics that applies to the Trust's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the trust or a third party.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code

(c) During the period covered by this report no amendment has been made to the Trust's code of ethics that applies to the Trust's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the trust or a third party.

(d) During the period covered by this report the Trustees have granted no waivers, including implicit waivers, from any provision of the Trust's code of ethics that applies to the Trust's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the trust or a third party.

(e) Not applicable.

(f) See Item 10(a).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Clearwater Investment Trust consists of five members, four of whom are Independent Trustees as defined by the Investment
Company Act of 1940. The Independent Trustees perform the audit committee functions. The Board of Trustees does not include an "audit committee financial expert" as defined by Section 407 of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder. Given the restrictive nature of the definition of an "audit committee financial expert", the Trustees have determined that the Trust's investor constituency is highly unlikely to include anyone meeting that definition. Furthermore, the Trustees have determined that given the nature of investment company financial statements in general and the investment policies of the Trust's fund offerings in particular that the independent trustees possess the necessary skills and experience to perform the functions of the audit committee.

Item 4. Principal Accountant Fees and Services.

F(a) Audit Fees
------------------------
2003           2002
----           ----
43,500         41,500


(b) Audited-Related Fees
------------------------
2003           2002
----           ----
None           None

(c) Tax Fees
------------------------
2003           2002
----           ----
None           None

(d) All Other Fees
------------------------
2003           2002
----           ----
None           None

(e)(1) The Independent Trustees have not adopted pre-approval policies and procedures regarding the provision of audit or non-audit services to the trust, as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X, as they require that all such proposed services be approved by them in advance.

   (2) No services were approved by the Independent Trustees pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-Audit Related Fees Provided to the Registrant's Adviser
----------------------------------------------------------------
2003           2002
----           ----
3,600          5,500

(h) Registrant's Principal Accountant provided the examination required by Rule 206(a)(3)(ii) under the Investment Advisors Act of 1940 to the Registrant's adviser related to non-investment company clients.

Item 5 [Reserved by SEC for future use.]

Item 6 [Reserved by SEC for future use.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Open-End Management Investment Companies.

Form N-CSR disclosure requirement not yet effective with respect to the registrant

Item 8 [Reserved by SEC for future use.]

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                                    SIGNATURES
                                            [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLEARWATER INVESTMENT TRUST
             -----------------------------------------------------------
By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       President

Date: March 9, 2004
      ------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       President

Date: March 9, 2004
      ------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       Treasurer

Date: March 9, 2004
      ------------------------------------------------------------------
*Print the name and title of each signing officer under his or her signature